As filed with the Securities and Exchange Commission on August 30, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Annual Report
June 30, 2021

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

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Market Commentary
The market and economy continued a strong rebound during the second quarter as COVID restrictions eased further. The 7-day moving average for new COVID cases in the US recently reached its lowest level since the start of the pandemic. However, the spike in the Delta variant is adding headline uncertainty. Economic growth has been strong thanks to vaccine distribution efforts, businesses reopening and emergency fiscal and monetary stimulus. JPMorgan estimates full-year US GDP growth of around 6%, the highest since 1984. The ten-year treasury bond yields less than 1.5%. Back in 1984 we were buying Washington State general obligation bonds yielding 10% when the GDP had similar readings. Retail sales are 20% higher than pre-COVID levels, indicating strong consumer spending and sentiment. Back-to-school spending should be boosted with the liberalized Child Tax Credit (CTC).
Nearly 70% of US economic growth is tied to consumer spending. The housing market fundamentals are benefiting from record low mortgage rates, surging demand from millennials, buy-to-rent institutions, foreign buyers and Airbnb conversions. In addition, the pandemic and technology advances enabled millions to work at least part time from home, adding unanticipated demand from the migration out of the major cities. Home equity values now exceed $22 trillion.
We continue to meet with numerous management teams and see powerful earnings on the back of companies that have scale and have been aggressively digitizing, with a focus on improving the customer experience. The pricing power has been the strongest I have seen in my career across most industries. Surprisingly, margins have held up as well.
Inflation
The pandemic put a strain on global supply chains which has resulted in dramatic price increases in the shipping container space.
According to research from Sea-Intelligence, the average price to ship a 40-foot container has increased by more than fourfold to
$8,399 as of July 1. Some short-term rates have exceeded $25,000. Global vendors like Amazon cannot afford to delay their shipping in hopes of better rates and so they have been forced to pay these elevated prices, which has boosted global shipping companies. The leading container company Textainer has had tremendous operating results. Philip Damas, head of supply chain advisory at Drewry, expects that the strains on the container shipping industry will remain in place until early 2022. Ironically, just as consumers get used to online shopping, the cost of transportation is soaring. The American Trucking Association projects a shortage of 100,000 drivers by 2023. Numerous CEOs are echoing the price pressures that seem to be accelerating. Unemployment benefits have been so attractive that it has been difficult to motivate workers to return, prolonging bottlenecks.
The ongoing microchip shortage has caused the used car market in the US to heat up as new car inventory in the US was 54% lower in June 2021 versus June 2019, which has boosted demand for used vehicles. Prices are up 40% more than in February of 2020 before the peak of the pandemic. The average 9-year-old vehicle sold for $13,250 in June, which is approximately up 30% over
June 2020. Microchips are a critical component of nearly every electronic device in the world so the shortage of new cars could continue for some time.
So far, we are seeing most businesses raise prices and consumers willing to pay up. This has contributed to a tremendous broad-
based earnings improvement for our portfolio companies.
The dollar has depreciated over 85% the past 50 years. Purchasing power risk is hidden as people mistakenly perceive safety in fixed income. Today we are seeing negative real yields all the way out 30 years as inflation is running over 5.3%. Owning businesses is a better bet. However, you can’t just pay any price for stocks as higher inflation tends to compress P/E ratios. In 1972, conventional wisdom was to simply buy the 50 most popular stocks known as the “Nifty Fifty.” The idea was to buy, hold and forget. In the frenzy the stocks traded over 80 times earnings on average. Then, despite strong earnings, a surge in oil and inflation crushed valuations leading to a 70%-90% decline for the group. A good general rule for a market multiple has been 20 less the inflation rate. In 1979, with 11% inflation the P/E of the market sunk below 10.
It appears the current inflation is understated, especially if you add back energy, food and housing which are all excluded. The consumer price index (CPI) only includes the rent component of housing; however, rents are now catching up too. Invitation Homes, the largest single-family landlord in the nation, recently boosted rents by 8% across the country. Back in the 1970s, Fed chairman
Arthur Burns claimed that rising inflation was nothing to worry about—it was “transitory” and best ignored. When oil quadrupled, they solved the problem by taking oil out of the index. Food prices, a 25% weighting, soared and were also removed. So was housing, a 16% weight. The Dow hit 1,000 in 1972 and was flat until 1983. As cost price pressure hits, consumer wage expectations and compensation demands go up, which are hard to reverse–especially in areas difficult to digitize like skilled labor. Historically, government intervention in the form of wars, extreme socialism and confiscations have contributed to supply disruptions and higher inflation. After the American Civil War, inflation drove interest rates to 20%. When Zimbabwe confiscated private farms their inflation soared 3000%. As Venezuela nationalized most of their businesses inflation exceeded 500%. Inflation in Argentina

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recently gained 70% as the government interrupted free markets and politics moved to the extreme left. Domestically, recent bans on natural gas turbines and pipelines have led to a reduction in fossil fuel capital investment which should contribute to higher sustained power prices. Over the years, societies with free market competition and innovation have generally kept inflation in check.
However, heavy-handed socialism is a recipe for more permanent price increases. The potential for the Delta variant could further extend the interruption in supply chains.
Companies That Can Thrive During Inflationary Periods
When I started in the business, inflation was one of the biggest headline worries. I initially went back over the prior 80 years and studied the types of businesses that could survive, thrive and outperform during high inflation. Generally, undervalued companies that had powerful brands with freedom to price, consistent and growing demand, rapid inventory turns and high returns on invested capital with low mandatory capital expenditures tended to outperform. Drug stores and supermarkets with low ticket necessities were notable winners. Investment selection becomes much more important as higher inflation can put a lid on valuations. Often markets can become rangebound and can go flat for years. In 1983 when the Dow rallied to 1,000, I remember experienced investors wanting to sell out as the market had been stuck in a narrow trading range for the prior 18 years with 1,000 the top. A higher inflationary environment is not a friendly environment for the “growth at any price” momentum approach. Making an exceptional buy becomes much more important as inflation acts as a headwind to breakout valuations.
Kroger Shows Confidence Amid Fears of Rising Inflation
Kroger is an example of an inexpensive (13 P/E), low expectation stock that has survived well during periods of higher inflation.
The company turns over inventories 14 times a year, which helps to maintain a high return on invested capital and pricing power.
They recently recorded another strong quarter and beat consensus estimates for both revenue and non-GAAP (generally accepted accounting principles) EPS. Kroger has been able to maintain their momentum despite the lifting of pandemic restrictions and restaurant re-openings. Digital sales continued to grow, up 16% on the quarter and 108% over the last two years. Due to their success this quarter, the board announced a new $1 billion share repurchase program. Management also raised their guidance for full-year 2021 adjusted EPS to $2.95-$3.10, up from their previous guidance of $2.75-$2.95. Since Amazon’s acquisition of Whole
Foods in 2017, some investors have feared that Kroger would begin to lose market share to the e-commerce giant. The pandemic has bolstered their position as a leader in the US grocery market with an 11.7% share. Despite all the fear surrounding Amazon’s
Whole Foods purchase, they have only been able to amass a market share of 2.6% since entering the grocery space. Management has also addressed fears that future inflation could dampen growth, stating that they operate at their best when the inflation rate is around 3%-4% and more shoppers move away from large brands, opting for Kroger’s lower-cost private label options. Kroger also continues to build their Ocado automated warehouses that will greatly enhance the company’s delivery capabilities and allow them to better compete with e-commerce giants like Walmart and Amazon. In addition, they are well positioned to benefit from the robust back-to-school market this fall.
Reality of Automation in the Auto Industry
The advancement of AI technology has increased interest in developing self-driving cars and has led to over $120 billion in investments from 2017 to 2019, according to research from McKinsey. Companies like Tesla, Uber and Lyft have bet big on driverless technology, but it may take longer than expected before fully autonomous vehicles are available to consumers. Elon
Musk, CEO of Tesla, recently stated that creating AI programs that can adapt to complex roadways and unpredictable human drivers has proven to be a greater challenge than they originally thought. Tesla is still committed to the technology as they continue to test an advanced beta version of their self-driving software that Musk believes could one day solve the challenge of autonomous vehicles without the use of expensive lidar and radar sensors. Companies like Alphabet’s Waymo have been able to achieve fully autonomous vehicles using lidar sensors and highly detailed maps of specific areas around Phoenix, Arizona. However, this approach will likely be difficult to scale and could be cost-prohibitive for the average consumer. It remains to be seen if these challenges will be solved any time soon, and companies may be better off investing in safe and effective driver assist systems until AI technology advances further. McKinsey also estimates that any company that intends to remain competitive in the driverless car market could potentially have to invest $70 billion through 2030. As always, talk is cheap, and it is important to look past the hype and focus on execution.
Value Potential
In 2000, Yahoo and AOL were two of the most exciting technology stocks that were going to transform the world. In the dot com mania they reached a combined valuation in excess of $250 billion. This year Verizon sold both companies to Apollo Global
Management for $5 billion—a 98% decline. AT&T acquired DIRECTV for $49 billion in 2015 and recently sold 30% of the

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Auxier Focus Fund – Investor Class
Average Annual Total Returns (06/30/2021)
Since Inception (07/09/1999) 7.90%
10-year 9.27%
5-year 11.23%
1-year 34.03%
3-month 4.91%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the
Fund’s Investor Class Share’s annual operating expense ratio (gross) is
1.10%. The Fund’s adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit total annual operating expenses at 0.92%, which is in effect until October 31, 2021. Other share classes may vary. The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase. For the most recent month-end performance, please call (877) 328-9437 or visit the Adviser’s website at
www.auxierasset.com.
business for $1.8 billion. Overpaying and overborrowing are the recurring sins that consistently destroy shareholder capital. Just like in 2000, the spread between the cheapest and most expensive stocks is now one of the widest in history. Historically, the Russell
1000 Growth Index trades at a 5.6 times point premium over the Value Index but is currently trading at a 10.3 premium. We expect a reversion to the mean, especially if the economy broadens and inflation continues to rise.
Performance Update
Auxier Focus Fund’s Investor Class returned 4.91% in the second quarter vs. 8.55% for the cap-weighted S&P 500® Index and
5.08% for the DJIA. The equal-weight S&P 500 returned 6.90%. Small stocks as measured by the Russell 2000 were up 4.29%. The
MSCI Emerging Markets Index gained 5.05%. A 60/40
S&P 500 and Bloomberg Barclays US Aggregate
blended index returned 5.84% and bonds, as measured
by the Bloomberg Barclays US Aggregate Bond Index,
returned 1.83% for the quarter. Stocks in the Fund
comprised 96.3% of the portfolio. The equity breakdown
was 85.1% domestic and 11.2% foreign, with 3.7% in
cash and short-term debt instruments. A hypothetical
$10,000 investment in the Fund since inception in July
1999 to June 30, 2021 is now worth $53,206 vs. $46,591
for the S&P 500. The equities in the Fund (entire
portfolio, not share class specific) have had a cumulative
return of 775.05% since inception and the Fund as a
whole has had a cumulative return of 432.05% vs.
365.91% for the S&P. This was achieved with an
average exposure to the market of less than 80.6% over
the entire period.

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Contributors: Our outlook on a cross section of positions with a positive impact on the portfolio for the period ended
6/30/2021.
Microsoft (MSFT)
As a tech-focused company, Microsoft has benefited from digitization and the shift to working from home that was accelerated by the pandemic. Since 2017, revenue has grown by at least 10% every quarter and that has continued this year. Microsoft Teams, the company’s virtual collaboration tool, now has over 145 million daily active users around the world. This is up from just 32 million daily active users back in March of 2020. Microsoft management believes that the pandemic will forever change how people work and learn, and that their software and cloud services will enjoy improving fundamentals from this change in the long term. Azure cloud revenue has grown over 40% every quarter for well over three years now. As the second largest cloud player in the world, Microsoft’s scale in the Cloud industry will be hard for smaller competitors to replicate any time soon.
Philip Morris International, Inc. (PM)
Philip Morris is executing on their transition towards more smoke-free products. The success of their heated tobacco product IQOS has led their smoke-free portfolio to account for nearly 30% of total revenues.
Management expects that heat-not-burn products will account for about
40% of total revenue by 2023. Volumes for their IQOS device are growing in the double-digit percentages every quarter. Philip Morris is targeting a compound annual growth rate for EPS of 9% from 2021 through 2023. The company maintains a strong dividend with a yield that has remained above 4% since 2018 and they have increased the payout for
12 consecutive years. It ranks as one of the top performing stocks in the market since 1926.
Biogen, Inc. (BIIB)
Biogen stock had an incredible quarter and was up 24.24% due to the approval of their Alzheimer’s drug Aduhelm. This is the first new treatment approved for Alzheimer’s in nearly two decades. Alzheimer’s is the sixth leading cause of death in the US and affects more than 30 million people worldwide. Due to few treatment options for the disease, Biogen anticipates that Aduhelm will grow into a multibillion-dollar product over the next several years. Bernstein analysts estimate that Aduhelm could reach peak sales of
$10 billion, which would lead to record levels of revenue for Biogen. Along with their work on Aduhelm, Biogen will continue to invest in other areas of need such as neurodegenerative diseases and retinal disorders. The company expects to invest $2.3 billion to $2.4 billion into research and development in 2021. Biogen is committed to returning capital to shareholders through share repurchases as they have $4 billion of authorized share repurchases remaining.
Alphabet, Inc. (GOOGL)
Alphabet continues to benefit from the strength of Google Search, which controls over 90% of the global online search market.
There are over four billion internet users worldwide and Google is the dominating presence in the global online space. Alphabet owns Google.com and YouTube.com, the #1 and #2 most visited websites in the world. Google gathers large amounts of data from their users, enabling them to advertise more effectively than their competitors. Alphabet benefits from a network effect and as their userbase grows, more advertisers will be drawn to their services. They maintain a solid balance sheet with over $120 billion in cash, allowing them to continue to invest in new products and technologies such as their cloud service which is now a top five player globally. Alphabet is also actively investing in the areas of drone delivery, autonomous vehicles and quantum computing. The company is buying back $50 billion of their stock.
UnitedHealth Group Inc. (UNH)
As the largest private health insurance provider in the US, UnitedHealth has proven to be resilient to uncertain market environments.
The company also has a top three pharmacy benefits manager with OptumRx. UnitedHealth’s integrated strategy has led to consistent performance with revenue growing every quarter for over 20 years now, including during the 2008 financial crisis and the
COVID-19 pandemic. The company’s scale and integration also create cost advantages that make it hard for smaller competitors to take substantial market share. Analysts call for earnings per share of $18.57 for 2021 and $21.37 for 2022. Management is targeting
Top Equity Holdings % Assets
UnitedHealth Group, Inc. 6.1%
Mastercard , Inc. 5.8%
Microsft Corp. 5.6%
Medtronic PLC 3.9%
Phillip Morris International 3.2%
Bank of America Corp. 3.2%
Bank of New York Mellon Corp Kroger Co. 2.9%
Johnson & Johnson 2.9%
Kroger Co. 2.9%
Visa, Inc. 2.7%

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13%-16% earnings growth for the long term. UnitedHealth recently announced their plan to acquire Change Healthcare for $13 billion, which would strengthen their digital health capabilities.
Detractors to the period: Our outlook on a cross section of portfolio positions with a negative return for the period ended
6/30/2021:
Discovery Communications, Inc. (DISCA)
Discovery has had dramatic moves in stock price this quarter, mainly due to a major blow up of the hedge fund Archegos and the announcement of a merger with AT&T’s WarnerMedia. The combined company, which should be finalized in a year, puts a current
EBITDA multiple under 10x. Amazon just paid close to 40x for MGM. With lots of streaming competition, the market has been uncertain about how well Discovery and WarnerMedia will perform. However, John Malone is a major investor with an excellent track record. We have held his companies for over 20 years. We expect further consolidation in streaming with the new Warner Bros.
Discovery, an attractive candidate due to their global franchise.
Johnson & Johnson. (JNJ)
Though Johnson & Johnson underperformed during the quarter, the company is seeing a boost to sales and earnings as virus-related restrictions are lifted. The second quarter saw record levels of both sales and earnings thanks in large part to previously deferred medical procedures being completed. Johnson & Johnson expects to produce up to 600 million doses of its COVID vaccine in
2021 though, unlike Pfizer and Moderna, they do not expect to make a profit on the sale of the vaccine. Management has increased their full-year guidance and now expects EPS of $9.60-$9.70 and base business sales growth of 10.5%-11.5%. Johnson & Johnson continues to invest heavily in their future growth with one of the top 10 largest pharmaceutical pipelines in the world. The company also has a solid history of returning capital to shareholders with 59 consecutive years of dividend growth.
Mastercard, Inc. (MA)
Concern over the Delta variant of COVID-19 spreading and hampering travel has been reflected in Mastercard’s performance this quarter. Cross-border transactions have suffered. However, unless lockdowns are reinstated, we don’t see Mastercard’s growth slowing down. They continue to be a duopoly with Visa, controlling the toll road of payments. They are relentlessly focused on the future. Mastercard’s CEO was quoted saying, “If you wandered around the office and asked people, from the junior most employee, to the employee who has been here 35 years, ‘what do you think Mastercard’s mission is?’ they will say ‘killing cash.’ It’s embedded in everything that we’re doing. And it’s not mixed in with other things. Our mission is to kill cash.”
Abbott Laboratories (ABT)
After having benefited from COVID testing this past year, Abbott Labs fell when it guided for lower earnings due to decreased demand in equipment. Abbott has a fortress balance sheet and has grown earnings at 17% annually over the last five years. Innovative products like the FreeStyle Libre blood glucose monitor franchise continue to drive growth.  Healthcare stocks in general have lagged this year and we see many names that sell at the cheapest valuation versus the market in over 20 years, despite favorable demand demographics.
Corning Incorporated (GLW)
Corning pared back gains after having a nice 25% runup from the start of the year. Corning makes everything from the glass that is on iPhones, to pharmaceutical vials, to their largest business segment, which is focused on 5G specialized fiber, an area of strong future growth.  Their advanced fiber technology is only matched by one other competitor, YOFC, who charges more for a similar product.
In Closing
We strongly believe that investing is “the craft of the specific.” There has been such a proliferation of passive pools and ETFs that nobody truly knows what they own. The real advantage of following an active, rigorous research approach covering hundreds of individual companies and managements comes when we hit long periods of flat to declining markets. In the 20th century, the Dow went up 180-fold. However, while the market rose for 43.75 years it was down for 56.25 years. During the period 1900-1921 the
Dow rose from 66 to 71, less than 10% over 21 years. Between September 1929 and December 1948, the Dow declined from 381 to 180, over 50% in 19 years. For the years 1964-1981 the Dow gained one point from 874 to 875. More recently Tokyo’s Nikkei
225 plunged from a high of 38,915 at year-end 1989 to 7,862 by March of 2003. Being passive works great in raging bull markets,

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but in the flat-to-down periods returns are much more dependent on well-researched individual buys. Knowing intimately what you own, what to buy and when to buy is where the years of cumulative knowledge become valuable.
We appreciate your trust.
Jeff Auxier
Fund returns (i) assume the reinvestment of all dividends and capital gain distributions and (ii) would have been lower during the period if certain fees and expenses had not been waived. Performance shown is for the Fund’s Investor Class shares; returns for other share classes will vary. Performance for Investor Class shares for periods prior to December
10, 2004 reflects performance of the applicable share class of Auxier Focus Fund, a series of Unified Series Trust (the
“Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The performance of the Fund’s Investor Class shares for the period prior to December 10, 2004 reflects the expenses of the Predecessor Fund.
The Fund may invest in value and/or growth stocks. Investments in value stocks are subject to risk that their intrinsic value may never be realized and investments in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. In addition, the Fund may invest in mid-sized companies which generally carry greater risk than is customarily associated with larger companies. Moreover, if the Fund’s portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. An increase in interest rates typically causes a fall in the value of a debt security (Fixed-Income Securities Risk) with corresponding changes to the Fund’s value.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on 500 market-
capitalization-weighted widely held common stocks. The Dow Jones Industrial Average is a price weighted index designed to represent the stock performance of large, well-known U.S. companies within the utilities industry. The S&P 500 Equal Weight
Index (EWI) is the equal-weight version of the widely used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight (0.2%) of the index total at each quarterly rebalance. The MSCI Emerging Market Index captures mid and large caps across more than two dozen emerging market countries.
The index is a float-adjusted market capitalization index and represents 13% of global market capitalization. The 60/40 Hybrid of S&P 500 and Bloomberg Barclays U.S. Aggregate Bond Index is a blend of 60% S&P 500 Composite Index and 40% Barclays
U.S. Aggregate Bond Index, as calculated by the adviser, and is not available for direct investment. The Bloomberg Barclays US
Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The Russell 1000 Value Index refers to a composite of large and mid-
cap companies located in the United States that also exhibit a value probability. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-
to-book ratios and higher forecasted growth values. One cannot invest directly in an index or average.
EBITDA, or earnings before interest, taxes, depreciation, and amortization, is a measure of a company's overall financial performance and is used as an alternative to net income in some circumstances.
Earnings per share (EPS) is calculated as a company's profit divided by the outstanding shares of its common stock.
The price-to-earnings ratio (P/E ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings (EPS).
The Consumer Price Index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food, and medical care.
Return on invested capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments.

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The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2021
8
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, A Shares and Institutional Shares are 1.10%, 1.51% and 1.10%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%,
1.25% and 0.80% of the Investor Shares, A Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
34.03% 11.23% 9.27% 7.90%
S&P 500® Index (Since July 9, 1999)
40.79% 17.65% 14.84% 7.25%
A Shares (with sales charge)
(2)(3)
25.91% 9.62% 8.46% 7.54%
Institutiona l Shares
(3)
34.19% 11.41% 9.45% 7.99%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares, performance for the 10-year and since inception periods are blended average annual returns which include the returns of the Investor Shares prior to commencement of operations of the
Institutional Shares. For A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021
9
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.3%
Communications - 0.7%
68,275 America Movil SAB de CV, ADR $ 1,024,125
1,719 Cisco Systems, Inc./Delaware 91,107
14,750 Lumen Technologies, Inc. 200,452
53,642 Telefonica SA, ADR 252,117
4,081 ViacomCBS, Inc., Class B 184,462
1,752,263
Consumer Cyclical - 1.8%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
810,965
1,241 Booking Holdings, Inc.
(a)
2,715,420
13,675 DR Horton, Inc. 1,235,810
4,762,195
Consumer Discretionary - 7.6%
148,588 Arcos Dorados Holdings, Inc., Class A
(a)
887,070
34,000 Becle SAB de CV 90,447
45,908 Comcast Corp., Class A 2,617,674
15,575 CVS Health Corp. 1,299,578
88,527 Discovery, Inc., Class A
(a)
2,716,008
4,641 Discovery, Inc., Class C
(a)
134,496
100 Domino's Pizza, Inc. 46,649
16,250 General Motors Co.
(a)
961,513
185,644 Lincoln Educational Services Corp.
(a)
1,444,310
17,725 Lowe's Cos., Inc. 3,438,118
4,756 McDonald's Corp. 1,098,589
48,302 Sally Beauty Holdings, Inc.
(a)
1,066,025
3,870 The Home Depot, Inc. 1,234,104
12,850 Walmart, Inc. 1,812,107
4,550 Yum China Holdings, Inc. 301,438
7,050 Yum! Brands, Inc. 810,962
19,959,088
Consumer Staples - 15.5%
65,455 Altria Group, Inc. 3,120,894
34,455 British American Tobacco PLC, ADR 1,354,426
13,200 Coca-Cola HBC AG, ADR
(a)
476,916
3,635 Diageo PLC, ADR 696,793
50,327 Molson Coors Beverage Co., Class B
(a)
2,702,057
34,800 Monster Beverage Corp.
(a)
3,178,980
44,895 PepsiCo., Inc. 6,652,092
84,525 Philip Morris International, Inc. 8,377,273
48,300 The Coca-Cola Co. 2,613,513
195,126 The Kroger Co. 7,475,277
4,525 The Procter & Gamble Co. 610,558
57,921 Unilever PLC, ADR 3,388,379
40,647,158
Energy - 2.7%
136,810 BP PLC, ADR 3,614,520
7,430 Chevron Corp. 778,218
13,600 ConocoPhillips 828,240
7,800 Phillips 66 669,396
14,415 Valero Energy Corp. 1,125,523
7,015,897
Financials - 23.4%
53,260 Aflac, Inc. 2,857,932
49,495 American International Group, Inc. 2,355,962
2,480 Ameriprise Financial, Inc. 617,222
201,099 Bank of America Corp. 8,291,312
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,598,186
61,374 Central Pacific Financial Corp. 1,599,407
25,975 Citigroup, Inc. 1,837,731
5,616 Colliers International Group, Inc. 628,880
118,268 Credit Suisse Group AG, ADR 1,240,631
5,616 FirstService Corp. 961,796
63,668 Franklin Resources, Inc. 2,036,739
Shares Security Description Value
Financials - 23.4% (continued)
2,025 Marsh & McLennan Cos., Inc. $ 284,877
41,315 Mastercard, Inc., Class A 15,083,693
1,100 PayPal Holdings, Inc.
(a)
320,628
150,625 The Bank of New York Mellon Corp. 7,716,519
18,918 The Travelers Cos., Inc. 2,832,214
3,200 U.S. Bancorp 182,304
15,249 Unum Group 433,072
30,600 Visa, Inc., Class A 7,154,892
6,200 Wells Fargo & Co. 280,798
61,314,795
Health Care - 25.9%
38,299 Abbott Laboratories 4,440,003
3,663 AbbVie, Inc. 412,600
18,731 Anthem, Inc. 7,151,496
8,500 Becton Dickinson and Co. 2,067,115
10,250 Biogen, Inc.
(a)
3,549,268
13,990 Cigna Corp. 3,316,609
46,210 Johnson & Johnson 7,612,635
81,368 Medtronic PLC 10,100,210
73,704 Merck & Co., Inc. 5,731,960
8,370 Organon & Co.
(a)
253,276
6,282 Pfizer, Inc. 246,003
21,337 Quest Diagnostics, Inc. 2,815,844
39,676 UnitedHealth Group, Inc. 15,887,858
903 Viatris, Inc. 12,904
26,750 Zimmer Biomet Holdings, Inc. 4,301,935
67,899,716
Industrials - 5.0%
30,135 CAE, Inc.
(a)
928,158
1,240 Caterpillar, Inc. 269,861
120,491 Corning, Inc. 4,928,082
3,695 FedEx Corp. 1,102,329
35,582 Gates Industrial Corp. PLC
(a)
642,967
85,521 Manitex International, Inc.
(a)
623,448
26,850 Raytheon Technologies Corp. 2,290,574
2,780 The Boeing Co.
(a)
665,977
7,795 United Parcel Service, Inc., Class B 1,621,126
13,072,522
Information Technology - 9.5%
1,926 Alphabet, Inc., Class A
(a)
4,702,888
29,660 Cerner Corp. 2,318,226
18,775 Cognizant Technology Solutions Corp.,
Class A 1,300,356
3,155 Facebook, Inc., Class A
(a)
1,097,025
19,000 Forrester Research, Inc.
(a)
870,200
54,317 Microsoft Corp. 14,714,475
100 MSCI, Inc. 53,308
25,056,478
Materials - 4.0%
14,225 Celanese Corp., Class A 2,156,510
28,458 Corteva, Inc. 1,262,112
28,458 Dow, Inc. 1,800,822
25,464 DuPont de Nemours, Inc. 1,971,168
2,149 International Flavors & Fragrances, Inc. 321,061
26,505 LyondellBasell Industries NV, Class A 2,726,569
4,980 The Mosaic Co. 158,912
10,397,154
Transportation - 0.2%
3,110 Union Pacific Corp. 683,982
Total Common Stock (Cost $101,901,289) 252,561,248

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.7%
Financials - 0.5%
$ 500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63% 11/01/22 $ 503,339
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 507,500
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 430,000
1,440,839
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
3.45  01/21/21 441,563
Total Corporate Non-Convertible Bonds (Cost
$1,815,432) 1,882,402
Investments, at value - 97.0% (Cost $103,716,721) $ 254,443,650
Other Assets & Liabilities, Net - 3.0% 7,821,223
Net Assets - 100.0% $ 262,264,873
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,752,263 $ – $ – $ 1,752,263
Consumer Cyclical 4,762,195 – – 4,762,195
Consumer Discretionary 19,959,088 – – 19,959,088
Consumer Staples 40,647,158 – – 40,647,158
Energy 7,015,897 – – 7,015,897
Financials 61,314,795 – – 61,314,795
Health Care 67,899,716 – – 67,899,716
Industrials 13,072,522 – – 13,072,522
Information Technology 25,056,478 – – 25,056,478
Materials 10,397,154 – – 10,397,154
Transportation 683,982 – – 683,982
Corporate Non-
Convertible Bonds – 1,882,402 – 1,882,402
Investments at Value $ 252,561,248 $ 1,882,402 $ – $ 254,443,650
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communications 0.7%
Consumer Cyclical 1.9%
Consumer Discretionary 7.8%
Consumer Staples 16.0%
Energy 2.8%
Financials 24.1%
Health Care 26.7%
Industrials 5.1%
Information Technology 9.8%
Materials 4.1%
Transportation 0.3%
Corporate Non-Convertible Bonds 0.7%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021
11
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $103,716,721) $ 254,443,650
Cash 7,448,195
Receivables:
Fund shares sold 1,443
Investment securities sold 345,590
Dividends and interest 325,769
Prepaid expenses 25,587
Total Assets
262,590,234
LIABILITIES
Payables:
Investment securities purchased 13,565
Fund shares redeemed 100,719
Accrued Liabilities:
Investment Adviser fees 135,376
Fund services fees 25,810
Other expenses 49,891
Total Liabilities
325,361
NET ASSETS
$ 262,264,873
COMPONENTS OF NET ASSETS
Paid-in capital $ 107,177,106
Distributable earnings 155,087,767
NET ASSETS
$ 262,264,873
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,354,548
A Shares 89,797
Institutional Shares 4,269,779
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $142,914,865) $ 26.69
A Shares (based on net assets of $2,442,871) $ 27.20
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 28.86
Institutional Shares (based on net assets of $116,907,137) $ 27.38
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2021
12
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $22,736) $ 4,724,988
Interest income 96,659
Total Investment Income
4,821,647
EXPENSES
Investment Adviser fees 1,875,526
Fund services fees 316,238
Transfer agent fees:
Investor Shares 52,587
A Shares 1,132
Institutional Shares 10,100
Distribution fees:
A Shares 6,932
Custodian fees 24,539
Registration fees:
Investor Shares 15,604
A Shares 4,544
Institutional Shares 16,345
Professional fees 46,735
Trustees' fees and expenses 7,927
Other expenses 191,717
Total Expenses 2,569,926
Fees waived
(518,947)
Net Expenses
2,050,979
NET INVESTMENT INCOME
2,770,668
NET REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments
2,955,262
Foreign currency transactions
10
Net realized gain
2,955,272
Net change in unrealized appreciation on investments
62,170,452
NET REALIZED AND UNREALIZED GAIN
65,125,724
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 67,896,392

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements.
For the Year
Ended
June 30, 2021
For the Year
Ended
June 30, 2020
OPERATIONS Shares Shares
Net investment income $ 2,770,668 $ 3,146,015
Net realized gain 2,955,272 3,957,269
Net change in unrealized appreciation (depreciation) 62,170,452 (15,070,059)
Increase (Decrease) in Net Assets Resulting from Operations
67,896,392 (7,966,775)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (3,012,681) (8,128,004)
A Shares (59,813) (151,099)
Institutional Shares (2,336,853) (5,663,780)
Total Distributions Paid
(5,409,347) (13,942,883)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,680,876 194,993 6,856,973 326,470
A Shares – – 338,878 16,867
Institutional Shares 5,533,880 221,073 11,009,653 484,969
Reinvestment of distributions:
Investor Shares 2,896,793 123,714 7,658,790 336,765
A Shares 57,709 2,423 146,537 6,342
Institutional Shares 2,260,120 94,164 5,465,117 234,913
Redemption of shares:
Investor Shares (12,864,029) (546,001) (25,909,544) (1,258,506)
A Shares (1,131,536) (46,041) (146,650) (7,145)
Institutional Shares (6,341,551) (265,234) (10,458,283) (486,997)
Redemption fees:
Investor Shares
1,470
–
8,095
–
A Shares
27
–
163
–
Institutional Shares
1,162
–
5,838
–
Decrease in Net Assets from Capital Share Transactions (4,905,079) (220,909) (5,024,433) (346,322)
Increase (Decrease) in Net Assets 57,581,966 (26,934,091)
NET ASSETS
Beginning of Year
204,682,907 231,616,998
End of Year
$ 262,264,873 $ 204,682,907

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 20.39 $ 22.34 $ 22.25 $ 21.95 $ 19.69
INVESTMENT OPERATIONS
Net investment income (a) 0.27 0.29 0.28 0.26 0.23
Net realized and unrealized gain (loss)
6.59 (0.87) 1.18 1.28 2.59
Total from Investment Operations
6.86 (0.58) 1.46 1.54 2.82
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.29) (0.30) (0.25) (0.23)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.56) (1.37) (1.37) (1.24) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 26.69 $ 20.39 $ 22.34 $ 22.25 $ 21.95
TOTAL RETURN
34.03% (3.17)% 7.08% 6.97% 14.55%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 142,915 $ 113,810 $ 137,995 $ 161,032 $ 185,363
Ratios to Average Net Assets:
Net investment income 1.13% 1.34% 1.25% 1.14% 1.11%
Net expenses 0.92% 0.95% 0.98% 0.98% 1.03%
Gross expenses (c) 1.09% 1.10% 1.11% 1.10% 1.16%
PORTFOLIO TURNOVER RATE 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
15
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2021 2020 2019 2018 2017
A SHARES
NET ASSET VALUE, Beginning of Year
$ 20.76 $ 22.70 $ 22.56 $ 22.23 $ 19.90
INVESTMENT OPERATIONS
Net investment income (a) 0.19 0.23 0.22 0.20 0.19
Net realized and unrealized gain (loss)
6.72 (0.89) 1.21 1.29 2.61
Total from Investment Operations
6.91 (0.66) 1.43 1.49 2.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.21) (0.20) (0.22) (0.17) (0.14)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.47) (1.28) (1.29) (1.16) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 27.20 $ 20.76 $ 22.70 $ 22.56 $ 22.23
TOTAL RETURN(c)
33.60% (3.47)% 6.80% 6.68% 14.28%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 2,443 $ 2,770 $ 2,664 $ 2,782 $ 2,797
Ratios to Average Net Assets:
Net investment income 0.78% 1.06% 0.98% 0.87% 0.91%
Net expenses 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (d) 1.52% 1.51% 1.53% 1.44% 1.54%
PORTFOLIO TURNOVER RATE 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
16
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 20.88 $ 22.81 $ 22.66 $ 22.29 $ 19.96
INVESTMENT OPERATIONS
Net investment income (a) 0.31 0.33 0.33 0.31 0.28
Net realized and unrealized gain (loss)
6.75 (0.88) 1.19 1.30 2.61
Total from Investment Operations
7.06 (0.55) 1.52 1.61 2.89
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.30) (0.30) (0.25) (0.23)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.56) (1.38) (1.37) (1.24) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 27.38 $ 20.88 $ 22.81 $ 22.66 $ 22.29
TOTAL RETURN
34.19% (3.00)% 7.24% 7.20% 14.72%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 116,907 $ 88,103 $ 90,958 $ 71,644 $ 59,518
Ratios to Average Net Assets:
Net investment income 1.25% 1.51% 1.43% 1.34% 1.32%
Net expenses 0.80% 0.80% 0.80% 0.80% 0.86%
Gross expenses (c) 1.09% 1.10% 1.10% 1.10% 1.16%
PORTFOLIO TURNOVER RATE 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
17
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
18
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
19
the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2021, the Fund had $7,198,195 at
MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2021 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2021. Prior to November 1, 2020, the expense cap for Investor Shares was 0.94%
of average daily assets. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the year ended June 30, 2021 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
20
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2021 , $1,161,217 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2021 , totaled $2,4 69,671 and $9,574,526 .
Note 7. Federal Income Tax
As of June 30, 2021 , cost for federal income tax purposes is $103,742,584 and net unrealized ap preciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG Union Bank, N.A. by US Bank, US Bank serves as the Fund's custodian.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 218,029 $ 212,768 $ 88,150 $ 518,947
Gross Unrealized Appreciation
$ 157,262,212
Gross Unrealized Depreciation
(6,561,146)
Net Unrealized Appreciation
$ 150,701,066
2021 2020
Ordinary Income $ 2,913,466 $ 3,106,233
Long-Term Capital Gain 2,495,881 10,836,650
$ 5,409,347 $ 13,942,883
Undistributed Ordinary Income
$ 1,356,148
Undistributed Long-Term Gain
3,030,553
Unrealized Appreciation
150,701,066
Total
$ 155,087,767

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21
To the Board of Trustees of Forum Funds
and the Shareholders of Auxier Focus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Auxier Focus Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 26, 2021

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021
22
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,132.86 $ 4.92 0.93%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.18 $ 4.66 0.93%
A Shares
Actual $ 1,000.00 $ 1,130.98 $ 6.60 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.60 $ 6.26 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,133.75 $ 4.23 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021
23
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100 % for the qualified dividend rate (QDI) and 2.87 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders
(QII) as defined in Section 1(h)(11) of the Code. Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund designates
$2,495,881 as long term capital gain dividends for the year.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 328-9437.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021
24
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0621

ANNUAL REPORT

JUNE 30, 2021

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2021
DF Dent Growth Funds
Performance (Unaudited) 1
DF Dent Premier Growth Fund
A Message to Our Shareholders (Unaudited) 2
Management Discussion of Fund Performance (Unaudited) 9
Performance Chart and Analysis (Unaudited) 14
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Midcap Growth Fund
A Message to Our Shareholders (Unaudited) 21
Performance Chart and Analysis (Unaudited) 28
Schedule of Investments 30
Statement of Assets and Liabilities 32
Statement of Operations 33
Statements of Changes in Net Assets 34
Financial Highlights 35
DF Dent Small Cap Growth Fund
A Message to Our Shareholders (Unaudited) 37
Performance Chart and Analysis (Unaudited) 43
Schedule of Investments 45
Statement of Assets and Liabilities 47
Statement of Operations 48
Statements of Changes in Net Assets 49
Financial Highlights 50
DF Dent Growth Funds
Notes to Financial Statements 52
Report of Independent Registered Public Accounting Firm 59
Additional Information (Unaudited) 61

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
PERFORMANCE (Unaudited)
JUNE 30, 2021
Performance for the three DF Dent Growth Funds (for periods ending 6/30/2021 ) is detailed in the table below.
N/A - Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017 and November 20, 2017 for the DF Dent
Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. Returns greater than one year are annualized, except cumulative returns.
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares

Benchmark S&P 500 Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund + 9.82% + 7.04% + 7.29%
Benchmark + 15.25% + 10.44% + 8.98%
Fund vs Benchmark - 5.43% - 3.40% - 1.69%
12 Months
Fund + 30.96% + 29.41% + 38.79%
Benchmark + 40.79% + 43.77% + 51.36%
Fund vs Benchmark - 9.83% - 14.36% - 12.57%
3 Years
Fund + 22.83% + 21.57% + 20.39%
Benchmark + 18.67% + 22.39% + 15.94%
Fund vs Benchmark + 4.16% - 0.82% + 4.45%
5 Years
Fund + 22.81% + 21.13% + 19.38%
Benchmark + 17.65% + 20.52% + 18.76%
Fund vs Benchmark + 5.16% + 0.61% + 0.62%
10 Years
Fund + 15.98% N/A N/A
Benchmark + 14.84% N/A N/A
Fund vs Benchmark + 1.14% N/A N/A
Since Inception
Fund + 11.12% + 16.16% + 14.59%
Benchmark + 8.72% + 14.95% + 13.21%
Fund vs Benchmark + 2.40% + 1.21% + 1.38%
Cumulative Since Inception
Fund + 720.54% + 347.24% + 183.81%
Benchmark + 430.80% + 302.92% + 158.69%
Fund vs Benchmark + 289.74% + 44.32% + 25.12%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Dear Fellow Shareholders,
July 16, 2021 represents the 20th Anniversary of the DF Dent Premier Growth Fund (the “Fund”) and July 1,
2021 represents the 10th Anniversary of the DF Dent Midcap Growth Fund. This letter pertains to the DF Dent
Premier Growth Fund while the two following letters pertain to the DF Dent Midcap Growth Fund and the DF Dent
Small Cap Growth Fund respectively. During the past twenty years we have had three recessions (including the
“Great Recession”), five national elections as well as a failed insurrection, one pandemic, four U.S. Presidents, four Chairs of the Federal Reserve, ongoing military conflicts in the Mideast and Asia, two short bear markets, and a twelve year bull market. A lot going on! Over this period, your Fund has outperformed the S&P 500 Index
(the “Index”) in 14 of those 20 years and in 47 of the 80 calendar quarters. The Fund has achieved an 11.12%
annual return since its inception on July 16, 2001. Our DF Dent Premier Growth Fund (DFDPX), which is covered in this first letter of the Annual Report, has been our top performing fund for the past three and five-year periods, while our DF Dent Small Cap Fund was the top performer over the past year on an absolute basis. All three funds have hovered around the +19% to +23% annual return range over the past three- and five-year periods.
In addition, the DF Dent Midcap Growth Fund has been included in the Kiplinger 25 since May 2019. This unsolicited media attention has resulted in some positive cash flows into the Funds.
New Investments
The Fund added six new companies to the portfolio during the fiscal year: Brooks Automation, Inc. (BRKS),
Crowdstrike Holdings, Inc. (CRWD), Guidewire Software, Inc. (GWRE), Masimo Corp. (MASI), QUALCOMM, Inc.
(QCOM), and Workiva, Inc. (WK).
Brooks Automation, Inc. (BRKS) provides automation and cryogenic solutions for multiple markets, including semiconductor and biological sample management and storage. Its Semiconductor Solutions group is a leading supplier of semiconductor capital equipment for several niche markets. Its Life
Sciences group is a leader and consolidator in automated cold storage equipment and services for biological samples. Brooks recently announced its intention to separate its semiconductor and life sciences businesses into two independent publicly traded companies. We are pleased with the news as we believe that it will unlock additional value for shareholders and underscores management’s optimism in the underlying growth and profitability of each segment. We believe the semiconductor business will continue to benefit from healthy and growing market demand for the next several years, and we believe the life sciences business can grow revenue and earnings at attractive levels for some time.
Crowdstrike Holdings, Inc. (CRWD) is an endpoint security company with a cloud-native platform that delivers multiple cybersecurity services used to stop breaches, including after they have occurred. The company leverages crowdsourced data and Artificial Intelligence (AI)-enabled cloud analytics to stop threats. CRWD’s technology-driven competitive advantage is further amplified by data-driven network effects. CRWD is well-positioned to take share from legacy endpoint protection vendors as digital transformation is forcing organizations to move away from perimeter-based, siloed security solutions toward cloud-based platform solutions. CRWD’s management team has done an admirable job of

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
steadily building CRWD’s brand and reputation, expanding its total addressable market through the addition of new modules, and maintaining the focus on defeating the cyber “adversary.” We believe
CRWD can compound its earnings and free cash flow at a high rate for a long period of time.
Guideware Software, Inc. (GWRE) is the leading provider of software tailored for the global property and casualty (P&C) insurance industry. The P&C industry is experiencing relatively rapid technological change with respect to distribution, underwriting, and claims. GWRE’s mission is to help its clients successfully make that transition. This technological change is forcing P&C companies to switch from their legacy systems to new systems. GWRE has the leading core operating system in the space and is reaping the benefits of this secular tailwind. We expect GWRE to continue gaining market share by signing new clients to its core product and building and acquiring additional systems and modules to sell to existing customers. We believe that GWRE has strong revenue growth prospects going forward.
Masimo Corp. (MASI) is a global medical technology company that develops, manufactures, and markets a variety of noninvasive patient monitoring technologies and hospital automation solutions.
The company’s innovative suite of products is protected by patents and high switching costs that come from its long-term sensor (consumable) contracts and the long replacement cycle for its monitors.
There is increasing scientific evidence supporting the company’s claim of better patient outcomes and lower total cost of care through the use of its patient-monitoring technology. We think the company’s mission-oriented culture and drive for innovation are likely to be the most significant and sustainable sources of MASI’s moat and will help drive strong growth over the next decade.
QUALCOMM, Inc. (QCOM) is a leader in the design and marketing of semiconductors for smartphones and other connected devices. We have long respected the management team, and QCOM enjoys a substantial moat around its business, which consists of intellectual property investments and deep industry relationships. Over the next few years, we expect earnings will grow driven by adoption of higher-priced 5G cellular modems and opportunities in new markets. 5G technology promises to expand cellular connectivity beyond mobile phones into new adjacent markets like automotive, connected laptops, and Internet of Things (IoT), which should serve to expand QCOM’s total addressable market.
Additionally, the resolution of recent customer disputes and anti-trust investigations reinforces our longer-term conviction in the business, and in our view helps de-risk QCOM as a stock.
Workiva, Inc. (WK) provides a platform for connected reporting and compliance, which is used by public and private companies, government agencies and regulated industries. WK’s collaborative cloud enables companies to file information digitally, replacing the analog process of manual filings. In the
U.S. the SEC has required digital filings for some time, but Europe and Asia Pacific are further behind.
WK has ~75% share of SEC filings in the U.S. and should have success in other markets over time.
We expect that over the next several years, WK can sustain strong top-line growth while leveraging its research and development (R&D) and general and administrative (G&A) expenses to grow the bottom line.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Expense Ratio Management
The gross operating expense ratio for the Fund is 1.15%. Effective with the November 1, 2019 Prospectus, the
Fund’s Adviser agreed to reimburse expenses and waive management fees so that the annual net expense ratio does not exceed 0.99%. Your Adviser has extended this agreement through October 31, 2021. The history of expense reimbursements and management fee waivers by the Adviser is shown below:
Portfolio Turnover
2
Annual portfolio turnover since inception has been as follows:

Percentage calculated based on total value of long term investments.
3
The Fund commenced operations on July 16, 2001.
The average annual portfolio turnover over the Fund’s 20 year history has been 17.1%.
We believe these low portfolio turnover rates are consistent with our investment strategy of holding positions for long periods and minimizing transaction expenses for shareholders. Brokerage expenses for this fiscal year’s trading again amounted to less than one cent per share of your Fund based upon the 8.7 million shares outstanding as of June 30, 2021. Thus, trading expenses remained very low owing to low portfolio turnover and brokerage commissions. Both of these are well below industry norms.
Year Ending Expense Reimbursement
Management Fee
Waived
06/30/02 $ 60,201 $ 60,019
06/30/03 38,066 90,163
06/30/04 – 129,060
06/30/05 – 141,907
06/30/06 – 142,664
06/30/07 – 161,128
06/30/08 – 95,665
06/30/09 – 234,053
06/30/10 – 204,148
06/30/11 – 211,784
06/30/12 – 240,847
06/30/13 – 235,380
06/30/14 – 220,476
06/30/15 – 175,996
06/30/16 – 135,822
06/30/17 – 123,930
06/30/18 – 146,156
06/30/19 – 163,859
06/30/20 – 313,721
06/30/21 – 400,966
Total $ 98,267 $ 3,627,744
2002

2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
0% 14% 20% 7% 25% 17% 21% 16% 8% 21% 14% 19% 25% 25% 20% 13% 16% 23% 23% 14%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Asset Allocation
4

Percentage calculated based on total value of investments.
The Fund’s Adviser has periodically trimmed back the allocation to Large Capitalization equities during the past fiscal year in response to the relative outperformance of that group. Proceeds were allocated to the Mid-
Capitalization sector.
5
The appreciation of Small Capitalization companies in your Fund resulted in many being “graduated” to Mid-
Capitalization and leaving no Small Capitalization stocks with market capitalizations below $3 billion as of
06/30/2021. The Adviser may consider increasing the ceiling for Small Capitalization in such a case, and we believe there are a number of candidates within the DF Dent Small Cap Growth Fund (covered later in this Annual
Report) which we will consider for inclusion in the Fund.
Concentration
The trimming of large cap positions in highly appreciated stocks to recycle funds into newer investments has also reduced the portfolio’s concentration in the past year as demonstrated below:
Our thought process is that if we invest 3% in a stock at a price of $40, should we maintain a 4.5% position in the same company when its valuation is 50% higher and the stock reaches $60? Do we want a 50% larger position at a 50% higher valuation? When the answer is “No,” such stocks become trim candidates, and the gain is recycled into companies with more attractive valuations.
By industry standards, your Fund’s holdings of as of June 30, 2021 may be considered reasonably concentrated or “focused.” The SEC’s specific parameter considers a mutual fund diversified, if among other factors, no
6/30/13 6/30/14 6/30/15 6/30/16 6/30/17 6/30/18 6/30/19 6/30/20 6/30/21
Large Capitalization 51.3% 75.5% 46.5% 53.4% 62.8% 72.2% 77.6% 69.7% 76.2%
Mid Capitalization 40.4% 21.8% 38.9% 35.1% 29.3% 18.5% 11.3% 28.0% 23.4%
Small Capitalization 5.6% 2.5% 12.3% 11.4% 7.9% 9.2% 8.6% 2.2%
0.0%

Reserve Funds 2.7% 0.2% 2.3% 0.1% 0.0% 0.1% 2.5% 0.1% 0.4%
Total Fund 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0%
Top 10
Holdings
6/30/13 6/30/14 6/30/15 6/30/16 6/30/17 6/30/18 6/30/19 6/30/20 6/30/21
% of the
Fund
Average
Size Of
Top 10
44.95% 42.36% 42.80% 43.92% 43.71% 40.89% 38.17% 39.59% 39.32%
4.5% 4.2% 4.3% 4.4% 4.4% 4.1% 3.8% 4.0% 3.9%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
holding represents more than 5% of the total assets of the investment management company. Your Fund’s
5.24% position in Visa on June 30, 2021 was the only holding over 5%.
Innovative Disruption
Creative Destruction - The 19th Century Austrian Economist Joseph Schumpeter coined the term “Creative
Destruction” to describe the ongoing process by which economic cycles evolve as the result of new companies and products displacing or disrupting existing industries. It was a macro term theorizing the cause of economic cycles resulting in ongoing cyclical growth.
Disruptive Innovation - The late 20th Century/early 21st century Harvard professor Clayton Christensen theorized that “Disruptive Innovation” occurs when more specific products or companies disrupt market structures capturing market share from preexisting market participants. Both the incumbents and the innovator compete as the latter gains market share. Your Fund’s holding of CarMax is an example of a disruptive innovator, in our view, which introduced a new business model eventually attracting numerous imitators such as Vroom, Carvana and Carfax to compete for market share. This is more of a micro term referring to the capture of market share rather than the cause of ongoing economic cycles as Schumpeter wrote.
Innovative Disruption - By using this term we hope not to confuse the reader but to refine further Christensen’s term. Your adviser, DF Dent and Company, seeks to invest in companies which are the masters of a market niche, and in some cases the creators of that market niche. Those creators often have the management talent to sustain innovation and leadership as competitors attempt to enter their markets. Unlike Christensen’s model, these companies become “niche dominating” whereby it becomes difficult for competitors to enter their newly created market. Some of the best investments are in those companies which cause Disruptive Innovation within existing markets. Innovative Disruption, on the other hand, is that innovation which creates a new market or service eventually displacing an established structure, products or relationships. Often controversial and frequently resisted by the status quo, Innovative Disruption is a force which advances markets and expands the economy. The most obvious recent example is Amazon, which is controversial, innovative and destructive for brick and mortar retailers. At the same time, Amazon expands the market reach of existing retailers through its fulfillment operation. Two additional attributes are necessary for a company to be successfully disruptive:
scale and execution. Without the latter a company most likely will go nowhere, and the former is necessary to capture its market potential. Other examples in your Fund holdings which are disruptive within their markets are
Intuitive Surgical, ANSYS, IDEXX, Masimo, Twilio, and CoStar, all of which have expanded their markets through innovation and good execution.
Market Factors and Strategy
As always, there have been many factors at play, but none more influential than the Federal Government’s fiscal and monetary policies in driving the markets. In 2021 the US Treasury has been spending $20 billion per day in various relief and entitlement programs while the Federal Reserve has been buying $10 billion in mortgage and U.S. Treasury bonds daily providing massive liquidity to support the economic recovery. Given the COVID pandemic’s impact and its lingering effects, these programs have avoided what could have been a more dire

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
situation. However, not all this massive liquidity provided productive economic support. Banks have remained reluctant to lend in the early stages of the economic recovery, and much of this liquidity has poured into the financial markets, both equity and bond, in the form of higher prices and lower yields by both.
We are witnessing the resumption of corporate stock buybacks and retail investor speculation in the equity markets at unprecedented levels. In the case of GameStop, a retailer of video games, online retail traders gathered forces to drive up the price to create a “short squeeze” on short hedge funds. Online retail speculators are reported to be buying stocks while picking up groceries or in their cars while waiting at stop lights. In fact, the undersigned, Bruce Kennedy, took a photo of an SUV on Route 95 with the rear window painted, “Buy AMC.
Going to the moon!”
On a more fundamental note, inflation fears from a shortage of labor, the likelihood of higher corporate and individual tax rates, stretched valuations, the timing of the winding down of the Federal Reserve’s monetary stimulus program, and margin pressures are all reasons for concern after a 13-year bull market. Further gains would most likely come from earnings growth rather than valuation.
Consequently, our strategy is to focus on those high quality growth companies which our research team believes can sustain earnings growth rates in excess of the overall economy. As in the past, sustained earnings growth should drive stock price appreciation.
We welcome our new shareholders, and as we have often written to shareholders in the past, we promise to work diligently to earn the trust you had demonstrated in DF Dent and Co. with your investment.
Respectively Submitted,
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The DF Dent Premier Growth Fund (“Premier
Fund”) may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Premier Fund will typically invest in the securities of fewer issuers. If the Premier Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the
Premier Fund than a fund that is not over weighted in that sector.
Daniel F. Dent Bruce L. Kennedy Matthew F. Dent

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap
Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2021
Recent Performance
For the fiscal year ending June 30, 2021, the DF Dent Premier Growth Fund (the “Fund”) experienced a total return of +30.96 % versus a total return of +40.79 % for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending June 30, 2021 was as follows:
Past performance is not indicative of future performance.
The Fund’s net return of +30.96% for the year compared with returns of +16.82% in fiscal 2020 and +21.14% in fiscal year 2019. The recent fiscal year began (06/30/2020) with great uncertainty surrounding the economic impact of the COVID pandemic and the normal concerns about a contentious fall election. That uncertainty, which the market abhors, was alleviated in November with positive efficacy and safety data for the Moderna and
Pfizer vaccines as well as the election results.
How did this affect your Fund’s performance? In the first six months of this fiscal year, the Fund performed fairly well, enjoying a +19.25% return, which lagged the Index by -2.91%. November of 2020, as mentioned above, seemed to be a turning point when the market began to anticipate a post-COVID “reopening” of the economy.
With that anticipation, cyclical industrials that had previously performed poorly gained as the market appeared to rotate away from growth stocks. This internal market rotation did not favor the growth sector which had outperformed for the prior three years. Consequently, your Fund lagged recovering cyclical industrials into the quarter ending on 03/31/21 before closing its fiscal year with a return of +10.23%, ahead of the Index’s 8.55%
in the final quarter ending 06/30/2021.
Themes
As mentioned in previous reports, two strategic themes were instrumental during the year. The Life Sciences industry aids in discovery, research, development and production of COVID testing, therapeutics and vaccines.
Software-as-a-service companies (SaaS) provided software tools to enterprises and governments to enable collaboration remotely and work from home. Companies operating within both of these themes were well represented within your Fund.
Period Ending 6/30/2021
DF Dent Premier
Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months + 9.82% + 15.25% - 5.43%
Twelve Months + 30.96% + 40.79% - 9.83%
Three Years (annualized) + 22.83% + 18.67% + 4.16%
Five Years (annualized) + 22.81% + 17.65% + 5.16%
Ten Years (annualized) + 15.98% + 14.84% + 1.14%
Since Inception (7/16/2001) (annualized) + 11.12% + 8.72% + 2.40%
Since Inception (7/16/2001) (cumulative) + 720.54% + 430.80% + 289.74%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2021
Sector Weightings and Attribution
Although your Fund was only slightly underweighted in Information Technology (25.86%) versus the Index
(27.47%), this Sector was responsible for almost half (4.39%) of the Fund’s overall underperformance (9.83%).
The Information Technology’s Sector return of +23.34% lagged the Index’s return in that Sector of +42.55%
during the fiscal year due to its absence of Apple and Microsoft which had a combined year end weighting of 11.57% and contributed +5.09% to the Index’s return. Also, while the Fund’s holding of Alphabet returned
+77.30% for the year, its underweighting of 2.69% compared to 4.01% in the Index detracted from the year’s performance comparison.
The second greatest detractor from the year’s performance was the Financial Sector where the Fund’s weighting of 8.61% was below the Index’s 11.32%. This Index Sector’s return of +61.67% led by large cap banks and brokers, the avoidance of which has been beneficial to your Fund in recent years, made a significant contribution to the Index’s performance versus the Fund’s relative 2021 performance of only +27.76%. Throughout the latter part of the Fund’s fiscal year, confidence grew that the Financials would benefit from the economy’s reopening and recovery.
The economic recovery from the COVID shutdown also benefited the Industrial Sector which posted a +51.37%
return within the Index while your Fund’s Industrials gained +28.71% for the year.
The Fund’s over-weight in both Materials at 5.92% and Real Estate at 7.89% provided returns of +27.79% and
+32.59% respectively, which would enhance performance in most years but detracted from the Fund’s return versus the Index in 2021.
The Health Care Sector once again made a strong contribution to your Fund’s return in 2021. Its weighting of
25.45% versus 12.97% in the Index represented our heaviest overweight, and its return of +46.24% was your
Fund’s best Sector return in 2021. Credit for this belongs to the excellent research of Dr. Gary Wu and Gary
Mitchell, the latter of whom will be joining the DF Dent Premier Growth Fund’s management team in 2022.
The following bar chart presents the sector weightings of your Fund (DFDPX) versus the sector weightings of the
Index as of June 30, 2021:

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2021
Source: FactSet
Individual Stock Performance
Your Fund held 43 different stocks on June 30, 2021, 41 of which made positive contributions for the fiscal year
(individual stock performance only).
The 5 top performers were:
1. IDEXX Laboratories, Inc. +91.29%
2. CBRE Group, Inc., Class A +89.58%
3. Twilio, Inc. +79.64%
4. Alphabet, Inc., Class C +77.30%
5. Crowdstrike Holdings, Inc., Class A +76.18%
The 5 worst performers were:
1. QUALCOMM, Inc. - 3.74%
2. Qualys, Inc.* - 0.96%
3. Workiva, Inc. +2.97%
4. Masimo Corp. +3.26%
5. Verisk Analytics, Inc. +3.29%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2021
In terms of total percent contribution to your Fund’s performance (combination of individual performance and weighting):
The 5 top contributors were:
1. Intuitive Surgical, Inc. + 2.14%
2. Bio-Techne Corp. + 2.12%
3. CBRE Group, Inc., Class A + 2.10%
4. Danaher Corp. + 1.86%
5. Alphabet, Inc., Class C + 1.81%
Total Impact +10.03%
The 5 worst contributors were:
1. QUALCOMM, Inc. - 0.14%
2. PROS Holdings, Inc.* - 0.03%
3. Workiva, Inc. - 0.02%
4. Masimo Corp. +0.02%
5. Envestnet, Inc. +0.08%
Total Impact - 0.09%
*Eliminated as of year end.
Dividend Distributions
Your Fund is required to distribute its net realized capital gains each year. The Fund distributed a long-term capital gain of $1.03 per share in December 2020.
The record of capital gains distributions per share since inception (07/16/2001) follows:
A shareholder who initially invested $10.00 at inception (07/16/2001) and then subsequently reinvested all the above cash distributions in additional shares at the time of each distribution would have accumulated a total value of $82.05 ($10 initial investment plus $72.05 of income and appreciation of reinvestments). The difference between $82.05 and the 06/30/2021 share price of $49.79 is the reinvestment of prior cash
December Amount per Share
2005 $ 0.10
2006 0.17
2007 0.24
2008 0.27
2015 3.32
2016 1.08
2017 2.85
2018 2.48
2019 2.61
2020 1.03
Total $ 14.15

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2021
distributions each year in additional shares and the appreciation of those reinvestments. If that shareholder had invested instead $10 in the Index at inception, the total value before deducting the Index Fund’s advertised low fees would have been $53.08 ($10 initial investment plus $43.08 income and appreciation of reinvestments).
Thus, your Fund has 67.25% more return than the Index (Fund appreciation and income reinvested of $72.05 divided by Index appreciation and income of $43.08). This is the result of reinvestment and compound interest.
FIVE LARGEST EQUITY HOLDINGS
June 30, 2021
21.56% of your Fund’s net assets generated 26.84% of the year’s return (8.31% divided by 30.96%).
The views in this report were those of the Fund’s Adviser as of June 30, 2021, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
Percent of
Contribution to
2021 Return
96,484 Visa, Inc., Class A $ 3,640,354 $ 22,559,889 5.24% 1.17%
20,177 Intuitive Surgical, Inc. 6,361,598 18,555,576 4.30  2.14
38,921 Bio-Techne Corp. 5,701,086 17,524,570 4.07  2.12
47,844 Mastercard, Inc., Class A 8,003,114 17,467,366 4.05  1.02
62,625 Danaher Corp. 7,710,841 16,806,045 3.90  1.86
$ 31,416,993 $ 92,913,446 21.56% 8.31%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.15%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October
31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Year Ten Year
DF Dent Premier Growth Fund 30.96% 22.81% 15.98%
S&P 500 Index 40.79% 17.65% 14.84%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.8%
Communication Services - 5.5%
4,606 Alphabet, Inc., Class C
(a)
$ 11,544,110
6,300 Cable One, Inc. 12,050,703
23,594,813
Consumer Discretionary - 6.5%
3,359 Amazon.com, Inc.
(a)
11,555,498
61,100 CarMax, Inc.
(a)
7,891,065
40,006 Dollar General Corp. 8,656,898
28,103,461
Financials - 8.6%
11,817 Markel Corp.
(a)
14,023,352
23,127 Moody's Corp. 8,380,531
35,634 S&P Global, Inc. 14,625,975
37,029,858
Health Care - 25.4%
38,921 Bio-Techne Corp. 17,524,570
62,625 Danaher Corp. 16,806,045
13,375 IDEXX Laboratories, Inc.
(a)
8,446,981
33,968 Illumina, Inc.
(a)
16,073,997
20,177 Intuitive Surgical, Inc.
(a)
18,555,576
8,800 Masimo Corp.
(a)
2,133,560
28,727 Teleflex, Inc. 11,542,221
32,000 Thermo Fisher Scientific, Inc. 16,143,040
7,033 Veeva Systems, Inc., Class A
(a)
2,186,912
109,412,902
Industrials - 14.2%
63,710 CoStar Group, Inc.
(a)
5,276,462
146,135 Fastenal Co. 7,599,020
93,820 HEICO Corp., Class A 11,650,568
14,912 Roper Technologies, Inc. 7,011,622
18,236 TransDigm Group, Inc.
(a)
11,803,981
37,231 Verisk Analytics, Inc. 6,505,000
95,430 Waste Connections, Inc. 11,397,205
61,243,858
Information Technology - 25.8%
39,300 ANSYS, Inc.
(a)
13,639,458
9,125 Atlassian Corp. PLC, Class A
(a)
2,343,847
159,172 Black Knight, Inc.
(a)
12,412,233
83,029 BlackLine, Inc.
(a)
9,238,637
26,500 Brooks Automation, Inc. 2,524,920
20,790 Crowdstrike Holdings, Inc.,
Class A
(a)
5,224,735
23,653 Envestnet, Inc.
(a)
1,794,317
35,266 Guidewire Software, Inc.
(a)
3,975,183
47,844 Mastercard, Inc., Class A 17,467,366
18,860 Okta, Inc.
(a)
4,614,665
66,190 QUALCOMM, Inc. 9,460,537
9,520 Twilio, Inc.
(a)
3,752,403
Shares Security Description Value
Information Technology - 25.8% (continued)
96,484 Visa, Inc., Class A $ 22,559,889
19,650 Workiva, Inc.
(a)
2,187,634
111,195,824
Materials - 5.9%
50,679 Ecolab, Inc. 10,438,353
86,282 Vulcan Materials Co. 15,019,108
25,457,461
Real Estate - 7.9%
55,281 American Tower Corp. REIT 14,933,609
135,338 CBRE Group, Inc., Class A
(a)
11,602,527
23,123 SBA Communications Corp. REIT 7,369,300
33,905,436
Total Common Stock (Cost $204,026,659) 429,943,613
Investments, at value - 99.8% (Cost
$204,026,659) $ 429,943,613
Other Assets & Liabilities, Net - 0.2% 980,132
Net Assets - 100.0% $ 430,923,745
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 429,943,613
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 429,943,613

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 5.5%
Consumer Discretionary 6.5%
Financials 8.6%
Health Care 25.4%
Industrials 14.2%
Information Technology 25.8%
Materials 5.9%
Real Estate 7.9%
Other Assets & Liabilities, Net 0.2%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021
ASSETS
Investments, at value (Cost $204,026,659) $ 429,943,613
Cash 1,826,693
Receivables:
Fund shares sold 84,745
Dividends and interest 124,549
Prepaid expenses 21,770
Total Assets
432,001,370
LIABILITIES
Payables:
Fund shares redeemed 87,798
Accrued Liabilities:
Investment adviser fees 935,416
Fund services fees 16,637
Other expenses 37,774
Total Liabilities
1,077,625
NET ASSETS
$ 430,923,745
COMPONENTS OF NET ASSETS
Paid-in capital $ 190,902,351
Distributable earnings 240,021,394
NET ASSETS
$ 430,923,745
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,654,249
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 49.79

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2021
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $13,523) $ 1,649,790
Interest income 1,866
Total Investment Income
1,651,656
EXPENSES
Investment adviser fees 3,869,720
Fund services fees 261,882
Custodian fees 40,933
Registration fees 28,362
Professional fees 52,539
Trustees' fees and expenses 10,895
Other expenses 65,560
Total Expenses 4,329,891
Fees waived
(460,181)
Net Expenses
3,869,710
NET INVESTMENT LOSS
(2,218,054)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 23,015,840
Net change in unrealized appreciation (depreciation) on investments
83,849,044
NET REALIZED AND UNREALIZED GAIN
106,864,884
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 104,646,830

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2021 2020
OPERATIONS
Net investment loss $ (2,218,054) $ (757,408)
Net realized gain 23,015,840 9,311,763
Net change in unrealized appreciation (depreciation) 83,849,044 34,998,959
Increase in Net Assets Resulting from Operations
104,646,830 43,553,314
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(9,000,041) (16,761,622)
CAPITAL SHARE TRANSACTIONS
Sale of shares 44,346,027 147,836,272
Reinvestment of distributions 8,533,709 15,466,559
Redemption of shares
(61,324,523) (58,387,306)
Redemption fees
10,390 –
Increase (Decrease) in Net Assets from Capital Share Transactions
(8,434,397) 104,915,525
Increase in Net Assets
87,212,392 131,707,217
NET ASSETS
Beginning of Year
343,711,353 212,004,136
End of Year
$ 430,923,745 $ 343,711,353
SHARE TRANSACTIONS
Sale of shares 1,012,607 4,134,020
Reinvestment of distributions 194,878 434,698
Redemption of shares
(1,386,281) (1,665,992)
Increase (Decrease) in Shares
(178,796) 2,902,726

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Year
$ 38.91 $ 35.75 $ 32.13 $ 28.22 $ 24.42
INVESTMENT OPERATIONS
Net investment loss (a) (0.25) (0.11) (0.16) (0.15) (0.07)
Net realized and unrealized gain
12.16 5.88 6.26 6.91 4.95
Total from Investment Operations
11.91 5.77 6.10 6.76 4.88
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.03) (2.61) (2.48) (2.85) (1.08)
Total Distributions to Shareholders
(1.03) (2.61) (2.48) (2.85) (1.08)
REDEMPTION FEES(a)
0.00(b) – – – –
NET ASSET VALUE, End of Year
$ 49.79 $ 38.91 $ 35.75 $ 32.13 $ 28.22
TOTAL RETURN
30.96% 16.82% 21.14% 24.97% 20.62%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 430,924 $ 343,711 $ 212,004 $ 173,572 $ 146,716
Ratios to Average Net Assets:
Net investment loss (0.57)% (0.30)% (0.51)% (0.50)% (0.26)%
Net expenses 0.99% 1.00% 1.07% 1.09% 1.10%
Gross expenses (c) 1.11% 1.15% 1.20% 1.22% 1.23%
PORTFOLIO TURNOVER RATE 14% 23% 23% 16% 13%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Midcap Growth Fund (the “Fund”).
Performance
For the period July 1, 2020, through June 30, 2021, the Fund experienced a total return of +29.33% for Investor
Shares and +29.41% for Institutional Shares, underperforming the total return of +43.77% for the Russell
Midcap Growth Index (the “Index”), which is the benchmark we use for performance comparisons, by -14.44%
and -14.36%, respectively.
Expense Ratio
The gross operating expense ratio for the Fund is 1.01% for Investor Shares and 0.94% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s investment Adviser has contractually agreed to waive a portion of its fees to limit the expense ratio to 0.98% for Investor Shares and 0.85% for Institutional Shares through October
31, 2021.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the top 10 holdings, the position sizes range from 3.54% to 4.78%. We believe the concentration in the Fund’s top ten positions is appropriate at its current level and has the potential to enhance long-term performance.
Management Ownership of Fund
Employees, their families, and the Adviser’s retirement plan owned approximately 3% of the Fund as of June 30,
2021. There were only management purchases and no management redemptions during the fiscal year ended
June 30, 2021.
Portfolio Commentary
We are disappointed in the underperformance of your Fund versus its benchmark this past year. It has been an extraordinary year in the markets as U.S. equities began the most recent fiscal year last July where they had left off in June, continuing the historic recovery that followed the massive pandemic-induced declines of
February and March 2020. The early, sustained, and powerful response from the Federal Reserve and the U.S.
government supported markets for much of this past year. High-quality stocks led the early part of the recovery from the March bottoms, as these stocks were considered beneficiaries of the pandemic and the secular
Top 10 Holdings 06/30/21
% of the Fund
40.36%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
trends it was expected to accelerate. However, November’s election and positive vaccine safety and efficacy news ushered in a rotation as markets anticipated a return to normalcy after a long, dark nine months. Capital flowed into companies that had been hurt the most during the pandemic. As vaccines became widely available in 2021 and the country began to reopen, that trend continued. The outperformance of lower quality stocks versus higher quality stocks was a dominant theme for much of the last eight months and is an environment in which we would expect your fund to underperform.
Since its inception in 2011, the Fund’s Investor Shares have returned 16.12% on an annualized basis, which compares to a 14.95% annualized return for the Index. For the past 46 years, we have operated D.F. Dent with the primary goal of enhancing long-term returns for our clients. Our process has delivered strong long-
term results for our clients; however, as evidenced by this year’s returns, this does not happen during every period. We strive to identify and own exceptional growth businesses, and we remain disciplined about owning
“D.F. Dent-quality companies” irrespective of market or macroeconomic conditions. It is easy to lose focus on the long term, especially during periods of short-term underperformance or sector or style rotations within the market. Fund managers are often inclined to make decisions that they believe will improve their near-term performance, chasing short-term winners, possibly at the expense of performance over the longer term. We try to avoid falling prey to that behavioral trap.
Exceptional growth companies are not easily replaceable. Your portfolios are made up of companies that we believe are best-in-class*, with durable growth and outstanding management teams whom we trust as stewards of your capital. The work we do to analyze a company is long and arduous. There is a high threshold for a stock to make it into your portfolios. Before we invest in a company, we do significant due diligence to understand the industry and the business and to appreciate both the long-term prospects and the risks. Therefore, our bias is to continue to hold these companies, oftentimes using short-term weakness to add to positions, so long as our investment thesis remains intact and valuation remains reasonable. We think of ourselves as owners of businesses, rather than simply owners of stocks that one can easily enter and exit.
As we look ahead, there are a number of issues that stand to impact markets. In our view, the economy and markets will have to walk a tightrope between boom conditions that lead to concerns about inflation or higher interest rates and a weaker-than-expected or uneven recovery which leads to profit disappointments. Given the market’s strong gains over the last 14 months, much of the positive economic news may already be discounted.
Valuations appear stretched for many parts of the market, and we suspect future gains are more likely to come from sustainable earnings growth instead of multiple expansion. As we look ahead and assess expectations for a post-pandemic world, the challenge, as it often is for investors, is to differentiate between short-term noise and long-term signal. We remain less concerned with forecasting near-term economic data, market movements, or timing the policy changes of the Federal Reserve. Instead, we are focused, as we always have been, on our long-term strategy of investing in high quality companies that we are confident will be able to grow their earnings over time.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Bio-Techne Corporation (TECH) designs and manufactures best-in-class reagents and instruments for the life science research and clinical diagnostics markets. Its Protein Sciences segment is one of the largest suppliers of specialized proteins, such as cytokines and antibodies, to the biotechnology research community. It also develops and manufactures instrumentation and consumables to simplify protein analysis. Its Diagnostics and Genomic segments serve the clinical markets with products such as assay controls, immunoassays, and other reagents intended for diagnostic uses. TECH stock performed strongly during the last year as a result of strong execution and momentum across nearly every product category, geography, and end market. In the most recent quarter, organic revenue grew at the fastest rate in 25 years and operating margin was the highest in six years. Furthermore, management expects the momentum to carry into the rest of 2021 and 2022.
CBRE Group, Inc. (CBRE), is the leading commercial real estate services provider. The stock outperformed significantly during the last year as perceived worst case outcomes related to COVID were taken off of the table and CBRE’s long term strategy of increasing its exposure to more recurring revenue sources, increasing diversification across business lines, and reducing leverage bore fruit
(adjusted EPS declined -12% from peak to trough during COVID vs. -82% during the Great Financial
Crisis). We continue to think CBRE’s long term growth prospects are attractive and expect the company to continue benefitting from market share gains and industry consolidation. We believe the long term risk/reward remains favorable.
Brooks Automation, Inc. (BRKS), provides automation and cryogenic solutions for multiple markets, including semiconductor and biological sample management and storage. Its Semiconductor Solutions group is a leading supplier of semiconductor capital equipment for several niche markets. Its Life
Sciences group is a leader and consolidator in automated cold storage equipment and services for biological samples. BRKS reported several extremely strong quarters over the course of last year in both business segments, driving the stock’s outperformance. Management expects the strong business momentum will continue. In May, Brooks announced its intention to separate its semiconductor and life sciences businesses into two independent publicly traded companies. We are pleased with the news as we believe that it will unlock additional value for shareholders and underscores management’s confidence in the underlying growth and profitability of each segment.
Attribution Analysis
In the fiscal year ending June 30, 2021, most of your Fund’s underperformance can be attributed to stock selection, though sector allocation also detracted from performance.
Your Fund was over-weighted versus the Index benchmark in the Communication Services, Financials, Health
Care, Industrials, Materials, and Real Estate sectors. In Communication Services, Financials, Industrials, and
Materials, both the over-weighting and stock selection detracted from performance. In Health Care and Real
Estate, the over-weighting contributed to performance, but stock selection detracted from performance.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Your Fund was under-weighted versus the Index in the Consumer Discretionary and Information Technology
sectors. In Consumer Discretionary and Information Technology, both the under-weighting and stock selection detracted from performance. Your Fund did not hold any positions in the Consumer Staples, Energy, and Utilities sectors.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weightings of the Index as of June 30, 2021 (note this may differ slightly with the commentary above, which relates to average weightings as opposed to year-end weightings):
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Best and Worst Performers
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2021
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income in Fiscal Year 2021
Fund Per Share As of
06/30/21
Bio-Techne Corp. $ 14,675,835 $ 0.78
CBRE Group, Inc., Class A 13,566,904 0.72
Brooks Automation, Inc. 12,029,831 0.64
Vulcan Materials Co. 9,947,314 0.53
Illumina, Inc. 7,415,306 0.40
$ 57,635,190 $ 3.07
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Loss and Income in
Fiscal Year 2021
Fund Per Share As of
06/30/21
Coupa Software, Inc. $ (173,260) $ (0.01)
Black Knight, Inc. (132,773) (0.01)
WillScot Mobile Mini Holdings Corp. (76,777) (0.00)
SiteOne Landscape Supply, Inc. 1,007 0.00
Workiva, Inc. 84,527 0.00
$ (297,276) $ (0.02)
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
107,107 SBA Communications Corp. $ 27,361,707 $ 34,135,001 4.78%
179,910 Vulcan Materials Co. 22,957,380 31,316,934 4.39
395,958 Black Knight, Inc. 28,904,041 30,876,805 4.33
63,676 Illumina, Inc. 18,639,756 30,132,120 4.22
24,967 Markel Corp. 25,610,218 29,628,589 4.15
$ 123,473,102 $ 156,089,449 21.87%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
As always, we acknowledge the responsibility you have conveyed by making your investment in the DF Dent
Midcap Growth Fund and will work diligently on your behalf.
Respectively Submitted,
* The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best-in-class.”
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium- size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with investing in Real Estate Investment
Trusts (REITs) like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S.
equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. Price-to-earnings (“P/E”) ratio is the valuation of a company’s current share price relative to company earnings. Earnings-per-share (“EPS”) is the portion of a company's profit allocated to each outstanding share of common stock.
Thomas F. O’Neil, Jr. Matthew F. Dent
Gary D. Mitchell Bruce L. Kennedy

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2021, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.01% and 0.94%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98% and 0.85% of Investor Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Year
Since Inception
(07/01/11)
(1)
DF Dent Midcap Growth Fund - Investor Shares 29.33% 21.04% 16.12%
DF Dent Midcap Growth Fund - Institutional Shares
(2)
29.41% 21.13% 16.16%
Russell Midcap Growth Index 43.77% 20.52% 14.95%
(1)
Investor Shares commenced operations on July 1, 2011 and Institutional Shares commenced operations on November 29, 2017.
(2)
Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2021
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.4%
Communication Services - 3.4%
12,615 Cable One, Inc. $ 24,130,098
Consumer Discretionary - 5.1%
121,583 Bright Horizons Family Solutions,
Inc.
(a)
17,886,075
141,174 CarMax, Inc.
(a)
18,232,622
36,118,697
Financials - 7.7%
24,967 Markel Corp.
(a)
29,628,589
69,866 Moody's Corp. 25,317,342
54,945,931
Health Care - 19.4%
58,930 Bio-Techne Corp. 26,533,822
18,568 IDEXX Laboratories, Inc.
(a)
11,726,620
63,676 Illumina, Inc.
(a)
30,132,120
17,099 Intuitive Surgical, Inc.
(a)
15,724,924
42,381 Masimo Corp.
(a)
10,275,274
65,486 Teleflex, Inc. 26,311,620
56,491 Veeva Systems, Inc., Class A
(a)
17,565,876
138,270,256
Industrials - 22.1%
193,023 CoStar Group, Inc.
(a)
15,986,165
340,674 Fastenal Co. 17,715,048
181,509 HEICO Corp., Class A 22,539,787
45,161 Old Dominion Freight Line, Inc. 11,461,862
33,176 Roper Technologies, Inc. 15,599,355
100 SiteOne Landscape Supply, Inc.
(a)
16,926
34,015 TransDigm Group, Inc.
(a)
22,017,569
125,858 Verisk Analytics, Inc. 21,989,910
198,241 Waste Connections, Inc. 23,675,923
254,155 WillScot Mobile Mini Holdings
Corp.
(a)
7,083,300
158,085,845
Information Technology - 25.9%
82,979 ANSYS, Inc.
(a)
28,798,691
34,015 Atlassian Corp. PLC, Class A
(a)
8,737,093
395,958 Black Knight, Inc.
(a)
30,876,805
193,862 BlackLine, Inc.
(a)
21,571,025
266,403 Brooks Automation, Inc. 25,382,878
26,855 Coupa Software, Inc.
(a)
7,038,964
44,296 Crowdstrike Holdings, Inc.,
Class A
(a)
11,132,028
43,509 Envestnet, Inc.
(a)
3,300,593
91,397 Guidewire Software, Inc.
(a)
10,302,270
34,671 Okta, Inc.
(a)
8,483,300
189,458 PROS Holdings, Inc.
(a)
8,633,601
24,862 Twilio, Inc.
(a)
9,799,606
16,076 Tyler Technologies, Inc.
(a)
7,272,300
Shares Security Description Value
Information Technology - 25.9% (continued)
32,310 Workiva, Inc.
(a)
$ 3,597,072
184,926,226
Materials - 7.9%
121,977 Ecolab, Inc. 25,123,603
179,910 Vulcan Materials Co. 31,316,934
56,440,537
Real Estate - 6.9%
178,992 CBRE Group, Inc., Class A
(a)
15,344,984
107,107 SBA Communications Corp. REIT 34,135,001
49,479,985
Total Common Stock (Cost $498,463,383) 702,397,575
Investments, at value - 98.4% (Cost
$498,463,383) $ 702,397,575
Other Assets & Liabilities, Net - 1.6% 11,432,880
Net Assets - 100.0% $ 713,830,455
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 702,397,575
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 702,397,575

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 3.4%
Consumer Discretionary 5.1%
Financials 7.7%
Health Care 19.4%
Industrials 22.1%
Information Technology 25.9%
Materials 7.9%
Real Estate 6.9%
Other Assets & Liabilities, Net 1.6%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021
ASSETS
Investments, at value (Cost $498,463,383) $ 702,397,575
Cash 13,637,258
Receivables:
Fund shares sold 1,274,687
Dividends and interest 75,525
Prepaid expenses 33,309
Total Assets
717,418,354
LIABILITIES
Payables:
Investment securities purchased 359,038
Fund shares redeemed 1,782,300
Accrued Liabilities:
Investment adviser fees 1,348,443
Fund services fees 27,815
Other expenses 70,303
Total Liabilities
3,587,899
NET ASSETS
$ 713,830,455
COMPONENTS OF NET ASSETS
Paid-in capital $ 503,275,060
Distributable earnings 210,555,395
NET ASSETS
$ 713,830,455
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 8,086,811
Institutional Shares 10,655,962
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $307,341,188) $ 38.01
Institutional Shares (based on net assets of $406,489,267) $ 38.15

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2021
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $25,652) $ 2,110,158
Interest income 10,186
Total Investment Income
2,120,344
EXPENSES
Investment adviser fees 4,524,399
Fund services fees 366,000
Transfer agent fees:
Investor Shares 34,486
Institutional Shares 7,569
Custodian fees 63,297
Registration fees:
Investor Shares 33,412
Institutional Shares 50,742
Professional fees 66,571
Trustees' fees and expenses 13,918
Investment adviser expense reimbursements recouped:
Investor Shares
96,122
Other expenses 95,496
Total Expenses 5,352,012
Fees waived
(101,446)
Net Expenses
5,250,566
NET INVESTMENT LOSS
(3,130,222)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 13,915,097
Net change in unrealized appreciation (depreciation) on investments
138,110,743
NET REALIZED AND UNREALIZED GAIN
152,025,840
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 148,895,618

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2021 2020
OPERATIONS
Net investment loss $ (3,130,222) $ (511,867)
Net realized gain (loss) 13,915,097 (1,410,477)
Net change in unrealized appreciation (depreciation) 138,110,743 37,859,409
Increase in Net Assets Resulting from Operations
148,895,618 35,937,065
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (919,753) (1,153,544)
Institutional Shares (988,441) (574,862)
Total Distributions Paid
(1,908,194) (1,728,406)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 120,364,199 240,219,813
Institutional Shares 295,627,084 69,788,171
Reinvestment of distributions:
Investor Shares 907,943 1,144,051
Institutional Shares 966,567 574,748
Redemption of shares:
Investor Shares
(130,257,205) (77,766,195)
Institutional Shares
(87,162,926) (3,511,370)
Redemption fees:
Investor Shares
68,687 191,179
Institutional Shares
19,683 2,860
Increase in Net Assets from Capital Share Transactions
200,534,032 230,643,257
Increase in Net Assets
347,521,456 264,851,916
NET ASSETS
Beginning of Year
366,308,999 101,457,083
End of Year
$ 713,830,455 $ 366,308,999
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 3,662,796 8,989,790
Institutional Shares 8,930,903 2,585,116
Reinvestment of distributions:
Investor Shares 26,525 42,420
Institutional Shares 28,130 21,263
Redemption of shares:
Investor Shares
(3,874,261) (3,020,289)
Institutional Shares
(2,443,564) (131,178)
Increase in Shares
6,330,529 8,487,122

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 29.48 $ 25.83 $ 22.21 $ 18.08 $ 15.37
INVESTMENT OPERATIONS
Net investment loss (a) (0.18) (0.08) (0.11) (0.11) (0.09)
Net realized and unrealized gain
8.81 3.93 4.41 4.30 2.81
Total from Investment Operations
8.63 3.85 4.30 4.19 2.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.11) (0.24) (0.69) (0.06) (0.01)
Total Distributions to Shareholders
(0.11) (0.24) (0.69) (0.06) (0.01)
REDEMPTION FEES(a)
0.01 0.04 0.01 0.00(b) –
NET ASSET VALUE, End of Year
$ 38.01 $ 29.48 $ 25.83 $ 22.21 $ 18.08
TOTAL RETURN
29.33% 15.14% 20.27% 23.21% 17.74%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 307,341 $ 243,855 $ 58,367 $ 19,993 $ 35,652
Ratios to Average Net Assets:
Net investment loss (0.54)% (0.28)% (0.46)% (0.52)% (0.55)%
Net expenses 0.89% 0.98% 0.98% 1.01% 1.10%
Gross expenses (c) 0.91%(d) 1.01%(d) 1.13% 1.40% 1.68%
PORTFOLIO TURNOVER RATE 30% 31% 29% 32% 31%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Ratio includes recoupment, which amounted to 0.03% and 0.06%, respectively.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30, November 29,
2017 (a)
Through
June 30, 2018 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 29.57 $ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.17) (0.04) (0.08) (0.05)
Net realized and unrealized gain
8.86 3.97 4.43 1.77
Total from Investment Operations
8.69 3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
(0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(b)
0.00(c) 0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 38.15 $ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
29.41% 15.26% 20.45% 8.40%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 406,489 $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.50)% (0.15)% (0.33)% (0.36)%(e)
Net expenses 0.85% 0.85% 0.85% 0.85%(e)
Gross expenses (f) 0.86% 0.94% 1.11% 1.27%(e)
PORTFOLIO TURNOVER RATE 30% 31% 29% 32%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Dear Fellow Shareholders:
Performance
For the fiscal year ended June 30, 2021, the DF Dent Small Cap Growth Fund (the “Fund”) experienced a total return of +38.60% for Investor Shares and +38.79% for Institutional Shares. These returns are net of fees and represent underperformance of -12.76% and -12.57% respectively relative to the total return of +51.36% for the Russell 2000 Growth Index (the “Index”), which is the benchmark we use for performance comparisons.
Expense Ratio
The gross operating expense ratio for the Fund is 1.66% for Investor Shares and 1.72% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s investment Adviser has contractually agreed to reimburse expenses and/or waive a portion of its fees so as to maintain your expense ratio at a net 1.05% for Investor Shares and
0.95% for Institutional Shares through October 31, 2021.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the top 10 holdings, the range of position sizes is 2.75% to 3.53%. We believe that the concentration in the Fund’s top 10 positions is appropriate at its current level and has the potential to enhance long-term performance.
Management Ownership of Fund
Employees, their families, and the Adviser’s retirement plan owned approximately 16% of the Fund as of June
30, 2021.
Portfolio Commentary
We are disappointed in the underperformance of your Fund versus its benchmark this past year. It has been an extraordinary year in the markets as U.S. equities began the most recent fiscal year last July where they had left off in June, continuing the historic recovery that followed the massive pandemic-induced declines of February and March 2020. The early, sustained, and powerful response from the Federal Reserve and the U.S. government supported markets for much of this past year, and returns for small cap stocks have been particularly impressive. From the March low, the Russell 2000 Growth Index, the index against which we benchmark your Fund, has risen an extraordinary +130%-plus. While small cap stocks typically lead their larger counterparts in the early part of a recovery, the performance has been historic. High-quality stocks led the early part of the recovery from the March bottoms, as these stocks were considered beneficiaries of the pandemic
Top 10 Holdings 06/30/21
% of the Fund
31.45%

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
and the secular trends it was expected to accelerate. However, November’s election and positive vaccine safety and efficacy news ushered in a rotation as markets anticipated a return to normalcy after a long, dark nine months. Capital flowed into companies that had been hurt the most during the pandemic. As vaccines became widely available in 2021 and the country began to reopen, that trend continued. The outperformance of lower quality stocks versus higher quality stocks was a dominant theme for much of the last eight months and is an environment in which we would expect your Fund to underperform.
Since its inception in 2013, the Fund’s Investor Shares have returned +14.54% on an annualized basis, which compares to a +13.21% annualized return for the Index. For the past 46 years, we have operated D.F. Dent with the primary goal of enhancing long-term returns for our clients. Our process has delivered strong long-
term results for our clients; however, as evidenced by this year’s returns, this does not happen during every period. We strive to identify and own exceptional growth businesses, and we remain disciplined about owning
“D.F. Dent-quality companies” irrespective of market or macroeconomic conditions. It is easy to lose focus on the long term, especially during periods of short-term underperformance or sector or style rotations within the market. Fund managers are often inclined to make decisions that they believe will improve their near-term performance, chasing short-term winners, possibly at the expense of performance over the longer term. We try to avoid falling prey to that behavioral trap.
Exceptional growth companies are not easily replaceable. Your portfolios are made up of companies that we believe are best-in-class*, with durable growth and outstanding management teams whom we trust as stewards of your capital. The work we do to analyze a company is long and arduous. There is a high threshold for a stock to make it into your portfolios. Before we invest in a company, we do significant due diligence to understand the industry and the business and to appreciate both the long-term prospects and the risks. Therefore, our bias is to continue to hold these companies, oftentimes using short-term weakness to add to positions, so long as our investment thesis remains intact and valuation remains reasonable. We think of ourselves as owners of businesses, rather than simply owners of stocks that one can easily enter and exit.
As we look ahead, there are a number of issues that stand to impact markets. In our view, the economy and markets will have to walk a tightrope between boom conditions that lead to concerns about inflation or higher interest rates, and a weaker-than-expected or uneven recovery which leads to profit disappointments. Given the market’s strong gains over the last 14 months, much of the positive economic news may already be discounted.
Valuations appear stretched for many parts of the market, and we suspect future gains are more likely to come from sustainable earnings growth instead of multiple expansion. As we look ahead and assess expectations for a post-pandemic world, the challenge, as it often is for investors, is to differentiate between short-term noise and long-term signal. We remain less concerned with forecasting near-term economic data, market movements, or timing the policy changes of the Federal Reserve. Instead, we are focused, as we always have been, on our long-term strategy of investing in high quality companies that we are confident will be able to grow their earnings over time.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Trupanion , Inc. (TRUP) is a leading pet health insurance company operating in a large underpenetrated market with a differentiated go-to-market strategy and a vertically-integrated business model. TRUP has continued to report strong results in recent quarters that demonstrated the resiliency of its pet subscription base as well as attractive underlying unit economics. TRUP has shown a meaningful improvement in its monthly pet retention rate and an increase in referrals from its existing members.
Its brand continues to strengthen as an increasing number of pet owners realize the value of its benefit-
rich pet insurance policy and its proprietary claims payment software. We believe TRUP’s business model aligns the interests of all the key stakeholders in its ecosystem – pet owners, veterinarians, employees, and TRUP shareholders. We expect TRUP to continue gaining significant market share as pet insurance penetration rates in North America expand gradually over time. Recently announced new business initiatives provide TRUP an opportunity to expand into adjacent markets and could serve as sources of significant optionality.
Brooks Automation, Inc. (BRKS), provides automation and cryogenic solutions for multiple markets, including semiconductors and biological sample management and storage. Its Semiconductor Solutions group is a leading supplier of semiconductor capital equipment for several niche markets. Its Life
Sciences group is a leader and consolidator in automated cold storage equipment and services for biological samples. BRKS reported several extremely strong quarters over the course of last year in both business segments, driving the stock’s outperformance. Management expects the strong business momentum will continue. In May, Brooks announced its intention to separate its semiconductor and life sciences businesses into two independent publicly traded companies. We are pleased with the news as we believe that it will unlock additional value for shareholders and underscores management’s confidence in the underlying growth and profitability of each segment.
Bio- Techne Corporation (TECH) designs and manufactures best-in-class reagents and instruments for the life science research and clinical diagnostics markets. Its Protein Sciences segment is one of the largest suppliers of specialized proteins, such as cytokines and antibodies, to the biotechnology research community. It also develops and manufactures instrumentation and consumables to simplify protein analysis. Its Diagnostics and Genomic segments serve the clinical markets with products such as assay controls, immunoassays and other reagents intended for diagnostic uses. TECH stock performed strongly during the last year as a result of strong execution and momentum across nearly every product category, geography, and end market. In the most recent quarter, organic revenue grew at the fastest rate in 25 years, and operating margin was the highest in six years. Furthermore, management expects the momentum to carry into the rest of 2021 and 2022.
Attribution Analysis
In the fiscal year ending June 30, 2021, your Fund’s underperformance can be attributed to stock selection.
Sector allocation contributed positively to performance.
Your Fund was over-weighted versus the Index in the Communication Services, Industrials, and Information
Technology sectors. In Industrials and Information Technology, the over-weighting contributed to performance

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
while stock selection was a detractor. In Communication Services, the over-weighting and the stock selection detracted from performance.
Your Fund was under-weighted versus the Index in the Consumer Discretionary, Consumer Staples, Financials,
and Health Care sectors. In Consumer Discretionary and Consumer Staples, the under-weighting and stock selection detracted from performance. In Financials, the under-weighting detracted from performance slightly, but stock selection was a positive contributor. In Health Care, both the under-weighting and stock selection contributed to performance. Your Fund did not hold any positions in the Energy or Materials sectors, the absence of all of which detracted slightly from performance compared to the Index. Your Fund also did not hold any positions in the Real Estate and Utilities sectors, which contributed to performance.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weighting of the Index as of June 30, 2021 (note this may differ slightly with the commentary above, which relates to average weighting as opposed to year-end weighting):
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
Best and Worst Performers
*Eliminated as of year end.
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2021
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income in Fiscal Year 2021
Fund Per Share As of
06/30/21
Bio-Techne Corp. $ 1,269,356 $ 0.39
Brooks Automation, Inc. 1,056,577 0.32
Trupanion, Inc. 885,726 0.27
Floor & Décor Holdings, Inc. , Class A 809,674 0.25
OrthoPediatrics Corp. 765,417 0.23
$ 4,786,750 $ 1.46
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Loss and Income in
Fiscal Year 2021
Fund Per Share As of
06/30/21
Qualys, Inc.* $ (107,322) $ (0.03)
Abcam PLC ADR (104,064) (0.03)
Envestnet, Inc. (48,639) (0.01)
Atrion Corp. (47,049) (0.01)
Coupa Software, Inc. (44,428) (0.01)
$ (351,502) $ (0.09)
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
27,333 Floor & Decor Holdings, Inc. $ 1,995,750 $ 2,889,098 3.52%
6,268 Bio-Techne Corp. 1,206,202 2,822,230 3.44
22,428 HEICO Corp. 1,874,143 2,785,109 3.40
28,774 Brooks Automation, Inc. 1,517,040 2,741,587 3.34
16,054 SiteOne Landscape Supply, Inc. 1,719,174 2,717,300 3.31
$ 8,312,309 $ 13,955,324 17.01%

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2021
As always, we appreciate the confidence you have placed in D.F. Dent and Company and are conscious of the responsibility that you have entrusted to us. We will continue to work diligently on your behalf.
Respectively Submitted,
* The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best in class.”
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium-size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with Real Estate Investment Trusts (REITs)
like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2021, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Matthew F. Dent Gary Wu

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.66% and 1.72%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05% and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund - Investor Shares 38.60% 19.30% 14.54%
DF Dent Small Cap Growth Fund - Institutional Shares
(2)
38.79% 19.38% 14.59%
Russell 2000 Growth Index 51.36% 18.76% 13.21%
(1)
Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2)
Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2021
the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.9%
Communication Services - 5.4%
1,239 Cable One, Inc. $ 2,369,971
27,457 Cogent Communications Holdings,
Inc. 2,111,169
4,481,140
Consumer Discretionary - 5.8%
12,556 Bright Horizons Family Solutions,
Inc.
(a)
1,847,113
27,333 Floor & Decor Holdings, Inc.,
Class A
(a)
2,889,098
4,736,211
Consumer Staples - 1.2%
5,520 Calavo Growers, Inc. 350,079
2,618 WD-40 Co. 670,967
1,021,046
Financials - 4.6%
26,966 Hamilton Lane, Inc., Class A 2,457,142
11,485 Trupanion, Inc.
(a)
1,321,923
3,779,065
Health Care - 22.9%
76,022 Abcam PLC, ADR
(a)
1,447,459
3,191 Atrion Corp. 1,981,387
6,268 Bio-Techne Corp. 2,822,230
11,411 Castle Biosciences, Inc.
(a)
836,769
25,182 HealthEquity, Inc.
(a)
2,026,647
29,249 LeMaitre Vascular, Inc. 1,784,774
11,761 Medpace Holdings, Inc.
(a)
2,077,345
6,845 Mesa Laboratories, Inc. 1,856,159
39,877 OrthoPediatrics Corp.
(a)
2,519,429
7,121 Repligen Corp.
(a)
1,421,494
18,773,693
Industrials - 21.7%
54,276 Douglas Dynamics, Inc. 2,208,490
15,575 Exponent, Inc. 1,389,446
22,428 HEICO Corp., Class A 2,785,109
41,583 IAA, Inc.
(a)
2,267,937
15,801 John Bean Technologies Corp. 2,253,539
12,346 Simpson Manufacturing Co., Inc. 1,363,492
16,054 SiteOne Landscape Supply, Inc.
(a)
2,717,300
20,010 Trex Co., Inc.
(a)
2,045,222
27,072 WillScot Mobile Mini Holdings
Corp.
(a)
754,497
17,785,032
Information Technology - 35.3%
18,626 Alarm.com Holdings, Inc.
(a)
1,577,622
11,157 Aspen Technology, Inc.
(a)
1,534,534
20,126 Black Knight, Inc.
(a)
1,569,426
20,277 BlackLine, Inc.
(a)
2,256,222
Shares Security Description Value
Information Technology - 35.3% (continued)
28,774 Brooks Automation, Inc. $ 2,741,587
2,283 Coupa Software, Inc.
(a)
598,397
25,700 Envestnet, Inc.
(a)
1,949,602
48,631 EVERTEC, Inc. 2,122,743
66,633 Evo Payments, Inc., Class A
(a)
1,848,399
17,975 Guidewire Software, Inc.
(a)
2,026,142
1,336 Littelfuse, Inc. 340,400
64,401 Momentive Global, Inc.
(a)
1,356,929
15,077 Novanta, Inc.
(a)
2,031,777
22,895 Procore Technologies, Inc.
(a)
2,173,880
24,002 PROS Holdings, Inc.
(a)
1,093,771
20,219 The Descartes Systems Group,
Inc.
(a)
1,398,346
10,974 WNS Holdings, Ltd., ADR
(a)
876,493
13,125 Workiva, Inc.
(a)
1,461,206
28,957,476
Total Common Stock (Cost $61,184,340) 79,533,663
Investments, at value - 96.9% (Cost
$61,184,340) $ 79,533,663
Other Assets & Liabilities, Net - 3.1% 2,529,595
Net Assets - 100.0% $ 82,063,258
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 79,533,663
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 79,533,663

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 5.4%
Consumer Discretionary 5.8%
Consumer Staples 1.2%
Financials 4.6%
Health Care 22.9%
Industrials 21.7%
Information Technology 35.3%
Other Assets & Liabilities, Net 3.1%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021
ASSETS
Investments, at value (Cost $61,184,340) $ 79,533,663
Cash 2,686,672
Receivables:
Fund shares sold 652,422
Investment securities sold 636,232
Dividends and interest 14,378
Prepaid expenses 14,397
Total Assets
83,537,764
LIABILITIES
Payables:
Investment securities purchased 1,310,491
Fund shares redeemed 5,362
Accrued Liabilities:
Investment adviser fees 125,256
Fund services fees 5,358
Other expenses 28,039
Total Liabilities
1,474,506
NET ASSETS
$ 82,063,258
COMPONENTS OF NET ASSETS
Paid-in capital $ 61,759,454
Distributable earnings 20,303,804
NET ASSETS
$ 82,063,258
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 1,181,574
Institutional Shares 2,101,276
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $29,471,872) $ 24.94
Institutional Shares (based on net assets of $52,591,386) $ 25.03

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2021
INVESTMENT INCOME
Dividend income $ 233,386
Interest income 576
Total Investment Income
233,962
EXPENSES
Investment adviser fees 426,748
Fund services fees 56,805
Transfer agent fees:
Investor Shares 11,384
Institutional Shares 7,414
Custodian fees 6,033
Registration fees:
Investor Shares 18,929
Institutional Shares 20,969
Professional fees 26,797
Trustees' fees and expenses 4,242
Other expenses 35,027
Total Expenses 614,348
Fees waived
(120,616)
Net Expenses
493,732
NET INVESTMENT LOSS
(259,770)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,826,878
Net change in unrealized appreciation (depreciation) on investments
11,535,309
NET REALIZED AND UNREALIZED GAIN
14,362,187
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 14,102,417

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2021 2020
OPERATIONS
Net investment loss $ (259,770) $ (86,974)
Net realized gain 2,826,878 948,538
Net change in unrealized appreciation (depreciation) 11,535,309 1,096,063
Increase in Net Assets Resulting from Operations
14,102,417 1,957,627
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (367,653) (104,664)
Institutional Shares (626,752) (186,213)
Total Distributions Paid
(994,405) (290,877)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 19,045,427 1,051,688
Institutional Shares 31,476,403 1,178,492
Reinvestment of distributions:
Investor Shares 350,682 99,844
Institutional Shares 448,928 87,550
Redemption of shares:
Investor Shares
(3,089,879) (91,133)
Institutional Shares
(2,303,910) (63,544)
Redemption fees:
Investor Shares
4,944 358
Institutional Shares
2,258 1,271
Increase in Net Assets from Capital Share Transactions
45,934,853 2,264,526
Increase in Net Assets
59,042,865 3,931,276
NET ASSETS
Beginning of Year
23,020,393 19,089,117
End of Year
$ 82,063,258 $ 23,020,393
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 840,765 61,528
Institutional Shares 1,388,020 72,463
Reinvestment of distributions:
Investor Shares 15,649 5,748
Institutional Shares 19,979 5,032
Redemption of shares:
Investor Shares
(131,466) (5,706)
Institutional Shares
(100,565) (3,615)
Increase in Shares
2,032,382 135,450

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 18.38 $ 17.10 $ 15.97 $ 13.29 $ 11.49
INVESTMENT OPERATIONS
Net investment loss (a) (0.13) (0.09) (0.07) (0.06) (0.06)
Net realized and unrealized gain
7.16 1.63 2.19 2.74 1.86
Total from Investment Operations
7.03 1.54 2.12 2.68 1.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.48) (0.26) (0.99) – –
Total Distributions to Shareholders
(0.48) (0.26) (0.99) – –
REDEMPTION FEES(a)
0.01 0.00(b) – – 0.00(b)
NET ASSET VALUE, End of Year
$ 24.94 $ 18.38 $ 17.10 $ 15.97 $ 13.29
TOTAL RETURN
38.60% 9.08% 15.01% 20.17% 15.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 29,472 $ 8,394 $ 6,757 $ 5,734 $ 8,182
Ratios to Average Net Assets:
Net investment loss (0.58)% (0.50)% (0.43)% (0.43)% (0.46)%
Net expenses 1.05% 1.05% 1.05% 1.10% 1.25%
Gross expenses (c) 1.30% 1.66% 2.30% 3.12% 3.25%
PORTFOLIO TURNOVER RATE 34% 38% 44% 40% 45%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 18.42 $ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (b) (0.11) (0.07) (0.05) (0.02)
Net realized and unrealized gain
7.20 1.62 2.20 1.95
Total from Investment Operations
7.09 1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.48) (0.26) (0.99) –
Total Distributions to Shareholders
(0.48) (0.26) (0.99) –
REDEMPTION FEES(b)
0.00(c) 0.00(c) – –
NET ASSET VALUE, End of Period
$ 25.03 $ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
38.79% 9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 52,591 $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net Assets:
Net investment loss (0.49)% (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95% 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.18% 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER RATE 34% 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares and
Institutional Shares commenced operations on July 1, 2011 and November 29, 2017, respectively. DF Dent
Small Cap Growth Fund’s Investor Shares and Institutional Shares commenced operations on November 1,
2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees
(the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Redemption Fees – Prior to June 25, 2021, a shareholder who redeems shares of each Fund within 60 days of purchase may incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for each Fund, if any, are reflected on the
Statements of Changes in Net Assets. Effective June 25, 2021, the Funds no longer charge a redemption fee.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of
June 30, 2021, DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Fund had $1,576,693, $13,387,258, and $2,436,672, respectively, at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2021. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2021, for DF Dent
Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses,

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2021, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended June
30, 2021 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2021 , $ 878,546 and $ 333,432 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund and DF Dent Small Cap Growth Fund, respectively. For the
DF Dent Midcap Growth Fund, fees recaptured by the Adviser for the year ended June 30, 2021 are disclosed in the Statement of Operations. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2021 , were as follows:
Note 7. Federal Income Tax
As of June 30, 2021 , cost for federal income tax purposes and net unrealized appreciation consists of:
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
DF Dent Premier Growth Fund $ 400,966 $ 59,215 $ 460,181
DF Dent Midcap Growth Fund – 101,446 101,446
DF Dent Small Cap Growth Fund 101,277 19,339 120,616
Purchases Sales
DF Dent Premier Growth Fund $ 54,710,898 $ 75,811,342
DF Dent Midcap Growth Fund 376,192,614 175,271,387
DF Dent Small Cap Growth Fund 58,874,170 16,487,960
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 204,818,542 $ 225,580,837 $ (455,766) $ 225,125,071
DF Dent Midcap Growth Fund 504,886,376 199,314,294 (1,803,095) 197,511,199
DF Dent Small Cap Growth Fund 61,443,382 18,956,419 (866,138) 18,090,281

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Equalization debits included in the distributions were as follows:
The DF Dent Premier Growth Fund used equalization accounting for tax purposes, whereby a portion of its redemption payments are treated as distributions of income or gain for tax purposes.
As of June 30, 2021 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2021 . The following reclassifications were the result of equalization and have no impact on the net assets of each Fund.
Ordinary Income Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2021 $ – $ 9,701,339 $ 9,701,339
2020 – 17,177,860 17,177,860
DF Dent Midcap Growth Fund
2021 1,228,914 679,280 1,908,194
2020 – 1,728,406 1,728,406
DF Dent Small Cap Growth Fund
2021 – 994,405 994,405
2020 253,651 37,226 290,877
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2021 $ 701,298 $ 701,298
2020 416,238 416,238
DF Dent Midcap Growth Fund
2021 – –
2020 – –
DF Dent Small Cap Growth Fund
2021 – –
2020 – –
Undistributed
Ordinary Income
Undistributed Long-
Term Gain
Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 2,163,629 $ 12,732,694 $ 225,125,071 $ 240,021,394
DF Dent Midcap Growth Fund 6,897,806 6,146,390 197,511,199 210,555,395
DF Dent Small Cap Growth Fund 411,672 1,801,851 18,090,281 20,303,804
Distributable
Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ (701,298) $ 701,298

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG
Union Bank, N.A. by US Bank, US Bank serves as the Funds' custodian.

DF DENT GROWTH FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, each a series of shares of beneficial interest in Forum Funds (the “Funds”), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Financial Highlights
DF Dent Premier Growth Fund For each of the years in the five-year period ended June 30, 2021
DF Dent Midcap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2021
DF Dent Midcap Growth Fund –
Institutional Shares
For the period November 29, 2017 (commencement of operations) to June
30, 2018 and for each of the years in the three-year period ended June 30,
2021
DF Dent Small Cap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2021
DF Dent Small Cap Growth Fund –
Institutional Shares
For the period November 20, 2017 (commencement of operations) to June
30, 2018 and for each of the years in the three-year period ended June 30,
2021

DF DENT GROWTH FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 26, 2021

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
Investment Advisory Agreement Approval
At the June 11, 2021 Board meeting, the Board, including all of the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(3) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
The Board observed that the DF Dent Premier Growth Fund underperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended March 31, 2021, and outperformed its primary benchmark index for the three-, five-, and 10-year periods ended March 31, 2021, and for the period since the DF Dent
Premier Growth Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth
Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions,
Inc. (“Broadridge”) as having characteristics similar to those of the DF Dent Premier Growth Fund. The Board observed that, based on information provided by Broadridge, the DF Dent Premier Growth Fund underperformed the median of its Broadridge peer group for the one-year period ended March 31, 2021, and outperformed the median of the Broadridge peers for the three- and five-year periods ended March 31, 2021.
The Board observed that the DF Dent Midcap Growth Fund underperformed its primary benchmark index, the
Russell Midcap Growth Index, for the one-year period ended March 31, 2021, and outperformed the Russell
Midcap Growth Index for the three- and five-year periods ended March 31, 2021, and for the period since the
DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board observed that the DF Dent Midcap Growth
Fund underperformed the median of its Broadridge peer group for the one-year period ended March 31, 2021, and outperformed the median of the Broadridge peers for the three- and five-year periods ended March 31,
2021.
The Board observed that the DF Dent Small Cap Growth Fund underperformed its primary benchmark index, the Russell 2000 Growth Index, for the one-year period ended March 31, 2021, and outperformed the primary benchmark index for the three- and five-year periods ended March 31, 2021, and for the period since the DF
Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed that the DF Dent Small
Cap Growth Fund underperformed the median of its Broadridge peer group for the one- and three-year periods ended March 31, 2021, and outperformed the median of its Broadridge peers for the five-year period ended
March 31, 2021.
The Board considered the Adviser’s representation that the Funds’ relative underperformance over the one-year period could be attributed, in part, to a market reversal that began in late 2020 and carried into the first quarter of 2021, which favored lower quality value companies over the higher quality growth companies in which the
Funds invested. The Board also considered the Adviser’s representation that the Funds are designed to provide long-term capital appreciation, and that the Funds continued to outperform their respective benchmark indices over the long term.
In consideration of the Adviser’s investment strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued management of the Funds.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’
respective Broadridge peer groups. The Board noted that the actual advisory fee rate for the DF Dent Premier

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
Growth Fund was higher than the median of its Broadridge peer group, but the total expense ratio for the DF
Dent Premier Growth Fund was less than the median of its Broadridge peers. The Board also noted the Adviser’s representation that the contractual advisory fee rate for the DF Dent Premier Growth Fund had been lowered within the last two years.
The Board noted that the Adviser’s actual advisory fee rate and the Funds’ total expense ratios for each of the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund were lower than the median of their respective Broadridge peer groups.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at reasonable levels and that the Adviser had lowered the expense cap for the DF
Dent Premier Growth Fund, effective November 1, 2019. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to the Fund’s expense cap.
The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. The Board also considered the Adviser’s representation that the recent growth in the Funds’ assets had not provided meaningful economies of scale. In this regard, the Board observed that, in 2019, the Adviser had provided a lower expense ratio for shareholders of the DF Dent Premier Growth Fund by lowering the expense cap. Noting the asset levels in the Funds and the existence of the Adviser’s ongoing expense limitation arrangements, among other relevant considerations, the Board concluded that any existing economies of scale were reflected in the expense cap structures of the Funds and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,098.17 $ 5.15 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,070.40 $ 4.57 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.38 $ 4.46 0.89%
Institutional Shares
Actual $ 1,000.00 $ 1,070.41 $ 4.36 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,072.22 $ 5.39 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,072.86 $ 4.88 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.08 $ 4.76 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The DF Dent Midcap Growth Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI) and 100.00 % as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD) as defined in Section 1(h)
(11) of the Code.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund, DF Dent Midcap
Growth Fund, and DF Dent Small Cap Growth Fund designated $9,701,339, $679,280 and $994,405, as long-
term capital gain dividends, respectively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine
04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 233-3368.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2021
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice President
since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-ANR-0621
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by
an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $53,600 in 2020 and $53,600 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $12,000 in 2020 and $12,000 in 2021.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 23, 2021

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 23, 2021